UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-21763
Name of Fund:
Managed Account Series
BlackRock GA Disciplined Volatility Equity Fund
BlackRock GA Dynamic Equity Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, Managed Account Series, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 441-7762
Date of fiscal year end:
4/30/2025
Date of reporting period:
10/31/2024
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

BlackRock GA Disciplined Volatility Equity Fund
Institutional Shares | BIDVX
Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about BlackRock GA Disciplined Volatility Equity Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537‑4942.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$29	0.55%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Institutional Shares	8.42%	25.35%	9.01%	8.15%
MSCI World Index	11.13	33.68	12.03	10.83
MSCI ACWI Minimum Volatility (USD) Index	10.33	21.88	5.32	6.67
Key Fund statistics
Net Assets	$718,826,077
Number of Portfolio Holdings	520
Portfolio Turnover Rate	83%
The Fund has added the MSCI World Index in response to new regulatory requirements.
The Fund commenced operations on June 1, 2017.
Performance shown prior to the Institutional Shares inception date of November 30, 2018 is that of Class K Shares (which have no distribution or service fees) and was restated to reflect Institutional Shares fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	66.2%
Japan	8.9%
China	6.3%
India	3.9%
Taiwan	3.9%
Denmark	1.7%
United Kingdom	1.6%
France	1.5%
Hong Kong	1.3%
Italy	1.0%
Other#	3.6%
Other Assets Less Liabilities	0.1%
Ten largest holdings
Security(a)	Percent of Net Assets
Microsoft Corp.	2.3%
Johnson & Johnson	1.4%
Motorola Solutions, Inc.	1.4%
Meta Platforms, Inc., Class A	1.3%
Hermes International SCA	1.3%
Novo Nordisk A/S, Class B	1.2%
S&P Global, Inc.	1.2%
Verizon Communications, Inc.	1.2%
Procter & Gamble Co.	1.2%
Alphabet, Inc., Class C	1.1%
(a)	Excludes short-term securities, short investments and options, if any.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock GA Disciplined Volatility Equity Fund
Institutional Shares | BIDVX
Semi-Annual Shareholder Report — October 31, 2024
BIDVX-10/24-SAR

BlackRock GA Disciplined Volatility Equity Fund
Class K Shares | BGDVX
Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about BlackRock GA Disciplined Volatility Equity Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537‑4942.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$26	0.49%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Class K Shares	8.50%	25.34%	9.05%	8.21%
MSCI World Index	11.13	33.68	12.03	10.83
MSCI ACWI Minimum Volatility (USD) Index	10.33	21.88	5.32	6.67
Key Fund statistics
Net Assets	$718,826,077
Number of Portfolio Holdings	520
Portfolio Turnover Rate	83%
The Fund has added the MSCI World Index in response to new regulatory requirements.
The Fund commenced operations on June 1, 2017.
On November 30, 2018, all issued and outstanding shares of the Fund were redesignated as Class K Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	66.2%
Japan	8.9%
China	6.3%
India	3.9%
Taiwan	3.9%
Denmark	1.7%
United Kingdom	1.6%
France	1.5%
Hong Kong	1.3%
Italy	1.0%
Other#	3.6%
Other Assets Less Liabilities	0.1%
Ten largest holdings
Security(a)	Percent of Net Assets
Microsoft Corp.	2.3%
Johnson & Johnson	1.4%
Motorola Solutions, Inc.	1.4%
Meta Platforms, Inc., Class A	1.3%
Hermes International SCA	1.3%
Novo Nordisk A/S, Class B	1.2%
S&P Global, Inc.	1.2%
Verizon Communications, Inc.	1.2%
Procter & Gamble Co.	1.2%
Alphabet, Inc., Class C	1.1%
(a)	Excludes short-term securities, short investments and options, if any.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock GA Disciplined Volatility Equity Fund
Class K Shares | BGDVX
Semi-Annual Shareholder Report — October 31, 2024
BGDVX-10/24-SAR

BlackRock GA Dynamic Equity Fund
Institutional Shares | BIEEX
Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about BlackRock GA Dynamic Equity Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537‑4942.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$28	0.54%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Institutional Shares	8.94%	30.21%	11.47%	9.87%
MSCI World Index	11.13	33.68	12.03	10.83
Key Fund statistics
Net Assets	$1,198,094,540
Number of Portfolio Holdings	230
Portfolio Turnover Rate	40%
The Fund commenced operations on June 1, 2017.
Performance shown prior to the Institutional Shares inception date of November 30, 2018 is that of Class K Shares (which have no distribution or service fees) and was restated to reflect Institutional Shares fees.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	81.2%
United Kingdom	3.0%
Japan	3.0%
France	2.5%
Italy	2.1%
Canada	1.6%
China	1.1%
Netherlands	1.0%
Spain	0.9%
Germany	0.6%
Other#	2.4%
Other Assets Less Liabilities	0.6%
Ten largest holdings
Security(a)	Percent of Net Assets
Microsoft Corp.	4.7%
NVIDIA Corp.	4.0%
Apple, Inc.	3.7%
Amazon.com, Inc.	3.4%
Alphabet, Inc., Class C	2.7%
JPMorgan Chase & Co.	2.2%
Meta Platforms, Inc., Class A	2.2%
UnitedHealth Group, Inc.	2.0%
Bank of America Corp.	1.9%
Walmart, Inc.	1.9%
(a)	Excludes short-term securities, short investments and options, if any.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock GA Dynamic Equity Fund
Institutional Shares | BIEEX
Semi-Annual Shareholder Report — October 31, 2024
BIEEX-10/24-SAR

BlackRock GA Dynamic Equity Fund
Class K Shares | BGEEX
Semi-Annual Shareholder Report — October 31, 2024

This semi-annual shareholder report contains important information about BlackRock GA Dynamic Equity Fund (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 537‑4942.
What were the Fund costs for the last six months ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$24	0.46%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Class K Shares	8.94%	30.21%	11.54%	9.92%
MSCI World Index	11.13	33.68	12.03	10.83
Key Fund statistics
Net Assets	$1,198,094,540
Number of Portfolio Holdings	230
Portfolio Turnover Rate	40%
The Fund commenced operations on June 1, 2017.
On November 30, 2018, all issued and outstanding shares of the Fund were redesignated as Class K Shares.
Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.
What did the Fund invest in?
(as of October 31, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
United States	81.2%
United Kingdom	3.0%
Japan	3.0%
France	2.5%
Italy	2.1%
Canada	1.6%
China	1.1%
Netherlands	1.0%
Spain	0.9%
Germany	0.6%
Other#	2.4%
Other Assets Less Liabilities	0.6%
Ten largest holdings
Security(a)	Percent of Net Assets
Microsoft Corp.	4.7%
NVIDIA Corp.	4.0%
Apple, Inc.	3.7%
Amazon.com, Inc.	3.4%
Alphabet, Inc., Class C	2.7%
JPMorgan Chase & Co.	2.2%
Meta Platforms, Inc., Class A	2.2%
UnitedHealth Group, Inc.	2.0%
Bank of America Corp.	1.9%
Walmart, Inc.	1.9%
(a)	Excludes short-term securities, short investments and options, if any.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. or its affiliates. All rights reserved.  BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
BlackRock GA Dynamic Equity Fund
Class K Shares | BGEEX
Semi-Annual Shareholder Report — October 31, 2024
BGEEX-10/24-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

October 31, 2024
2024 Semi-Annual Financial Statements and Additional Information (Unaudited)

Managed Account Series
• BlackRock GA Disciplined Volatility Equity Fund
• BlackRock GA Dynamic Equity Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Table of Contents

Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Consolidated Financial Statements.

Derivative Financial Instruments

Consolidated Schedule of Investments (unaudited)
October 31, 2024
BlackRock GA Disciplined Volatility Equity Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 0.1%
XP, Inc., Class A	46,042	$ 803,893
China — 6.3%
AAC Technologies Holdings, Inc.	240,500	971,380
Anker Innovations Technology Co. Ltd., Class A	50,100	564,229
BeiGene Ltd.(a)	106,700	1,680,477
Bosideng International Holdings Ltd.	4,946,000	2,773,898
BYD Electronic International Co. Ltd.	123,500	529,249
China Hongqiao Group Ltd.	333,500	535,833
China Tower Corp. Ltd., Class H(b)	18,954,000	2,557,480
Contemporary Amperex Technology Co. Ltd., Class A	18,200	631,147
COSCO SHIPPING Holdings Co. Ltd., Class H	570,500	844,874
Eastroc Beverage Group Co. Ltd., Class A	10,500	312,513
Giant Biogene Holding Co. Ltd.(b)	486,400	3,298,930
Great Wall Motor Co. Ltd., Class A	1,080,033	3,973,577
Great Wall Motor Co. Ltd., Class H	1,625,000	2,584,041
Haidilao International Holding Ltd.(b)	385,000	776,514
Kingsoft Corp. Ltd.	306,600	1,056,619
Kuaishou Technology(a)(b)	121,100	713,643
Lenovo Group Ltd.	818,000	1,078,644
NetEase, Inc.	252,200	4,057,594
PetroChina Co. Ltd., Class H	3,378,000	2,536,588
Sunny Optical Technology Group Co. Ltd.	136,000	884,679
Suzhou TFC Optical Communication Co. Ltd., Class A	28,340	505,075
Tencent Holdings Ltd.	29,200	1,522,549
Tongcheng Travel Holdings Ltd.	246,000	556,558
Weichai Power Co. Ltd., Class A	1,716,300	3,219,714
Weichai Power Co. Ltd., Class H	2,571,000	3,884,940
Xiaomi Corp., Class B(a)(b)	624,000	2,140,255
Yealink Network Technology Corp. Ltd., Class A	65,500	358,397
Yutong Bus Co. Ltd., Class A	138,800	472,330
Zhejiang Dingli Machinery Co. Ltd., Class A	55,500	395,289
		45,417,016
Denmark — 1.7%
Ascendis Pharma A/S, ADR(a)	1,154	141,734
Novo Nordisk A/S, Class B	80,842	9,067,642
Novonesis (Novozymes) B, Class B	49,279	3,096,779
		12,306,155
France — 1.5%
Hermes International SCA	4,008	9,109,185
LVMH Moet Hennessy Louis Vuitton SE	2,490	1,657,644
		10,766,829
Germany — 0.6%
MTU Aero Engines AG, Class N	9,828	3,212,194
Rational AG	1,267	1,240,775
		4,452,969
Hong Kong — 1.3%
AIA Group Ltd.	312,400	2,465,560
HKT Trust & HKT Ltd., Class SS	2,745,000	3,411,227
Hongkong Land Holdings Ltd.	243,600	1,044,456
Jardine Matheson Holdings Ltd.	20,200	777,700
Orient Overseas International Ltd.	139,500	1,901,556
		9,600,499
India — 3.9%
Aditya Birla Capital Ltd.(a)	22,920	55,265
Asian Paints Ltd.	43,338	1,509,378
AU Small Finance Bank Ltd.(b)	117,594	854,840
Bank of Baroda	202,063	600,895
Security	Shares	Value
India (continued)
Bharat Electronics Ltd.	18,838	$ 63,590
Bharat Petroleum Corp. Ltd.	17,720	65,366
Bharti Airtel Ltd.	81,967	1,568,887
Cipla Ltd.	4,176	76,825
GAIL India Ltd.	25,645	60,765
Godrej Consumer Products Ltd.	3,752	57,169
HCL Technologies Ltd.	73,061	1,528,772
HDFC Asset Management Co. Ltd.(b)	11,574	590,638
HDFC Life Insurance Co. Ltd.(b)	227,107	1,939,837
Hero MotoCorp Ltd.	746	44,111
Hindustan Aeronautics Ltd.	29,624	1,490,735
IndusInd Bank Ltd.	46,757	584,957
Infosys Ltd.	67,458	1,407,487
InterGlobe Aviation Ltd.(a)(b)	1,403	67,399
JSW Energy Ltd., Class A	8,479	68,352
Kotak Mahindra Bank Ltd.	208,916	4,289,089
Maruti Suzuki India Ltd.	336	44,101
Oil India Ltd.	103,064	577,567
Power Grid Corp. of India Ltd.	251,983	958,538
Reliance Industries Ltd.	4,354	68,845
Shree Cement Ltd.	2,267	674,302
Tata Consultancy Services Ltd.	118,019	5,551,269
Tech Mahindra Ltd.	60,539	1,152,300
UltraTech Cement Ltd.	5,283	693,742
Vedanta Ltd.	192,607	1,060,238
Vodafone Idea Ltd.(a)	3,126,677	300,642
		28,005,901
Indonesia — 0.2%
Bank Central Asia Tbk PT	1,284,300	838,743
Bank Negara Indonesia Persero Tbk PT	1,873,300	624,813
Bank Syariah Indonesia Tbk PT	1,305,700	251,273
		1,714,829
Ireland — 0.3%
Kingspan Group PLC	21,384	1,888,355
Israel — 0.0%
Teva Pharmaceutical Industries Ltd., ADR(a)	14,082	259,672
Italy — 1.0%
Ferrari NV	13,373	6,383,857
Stevanato Group SpA	3,078	58,513
UniCredit SpA	10,010	442,834
		6,885,204
Japan — 8.9%
Astellas Pharma, Inc.	80,200	939,008
Canon, Inc.	109,600	3,564,738
Chubu Electric Power Co., Inc.	193,600	2,225,462
Dai-ichi Life Holdings, Inc.	106,500	2,655,077
Daiichi Sankyo Co. Ltd.	114,600	3,730,026
Daikin Industries Ltd.	40,800	4,898,314
Daiwa Securities Group, Inc.	158,200	1,034,989
Eisai Co. Ltd.	51,400	1,741,438
FUJIFILM Holdings Corp.	35,700	849,243
Idemitsu Kosan Co. Ltd.	101,300	690,606
Japan Tobacco, Inc.	40,200	1,122,282
Kawasaki Kisen Kaisha Ltd.	35,100	484,872
KDDI Corp.	185,800	5,793,131
Kyowa Kirin Co. Ltd.	79,500	1,310,300
Kyushu Railway Co.	22,700	597,248
LY Corp.	312,900	853,524
MEIJI Holdings Co. Ltd.	42,800	1,000,000
Mitsubishi Chemical Group Corp.	636,400	3,434,070

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock GA Disciplined Volatility Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Mitsubishi Electric Corp.	110,200	$ 1,938,697
Mitsui OSK Lines Ltd.	21,600	735,384
MS&AD Insurance Group Holdings, Inc.	48,600	1,074,999
Nexon Co. Ltd.	65,500	1,135,242
NIDEC Corp.	98,500	1,962,200
Nintendo Co. Ltd.	18,100	956,096
Nippon Paint Holdings Co. Ltd.	64,900	496,711
Nippon Telegraph & Telephone Corp.	2,820,700	2,721,509
Nippon Yusen KK	36,600	1,225,346
Panasonic Holdings Corp.	152,500	1,255,080
Shionogi & Co. Ltd.	118,700	1,695,362
Sompo Holdings, Inc.	144,300	3,093,659
TIS, Inc.	42,500	1,059,800
TOPPAN Holdings, Inc.	49,400	1,445,012
Toyota Tsusho Corp.	99,200	1,686,272
Trend Micro, Inc./Japan	39,900	2,087,663
Yamaha Motor Co. Ltd.	286,900	2,507,798
		64,001,158
Netherlands — 0.9%
Argenx SE, ADR(a)	310	181,753
ASM International NV	863	481,991
ASML Holding NV	8,568	5,767,387
Merus NV(a)	2,015	100,609
		6,531,740
Peru — 0.4%
Credicorp Ltd.	15,929	2,933,007
Singapore — 0.3%
DBS Group Holdings Ltd.	64,000	1,855,667
United Overseas Bank Ltd.	18,300	444,855
		2,300,522
South Korea — 0.5%
Coway Co. Ltd.	13,196	602,886
Doosan Enerbility Co. Ltd.(a)	68,354	982,107
Hanmi Pharm Co. Ltd.	1,707	394,038
KakaoBank Corp.	26,239	409,075
Krafton, Inc.(a)	6,066	1,450,199
		3,838,305
Switzerland — 0.3%
Sika AG, Registered Shares	7,270	2,024,820
Taiwan — 3.9%
Acer, Inc.	1,276,000	1,581,184
Advantech Co. Ltd.	114,898	1,126,007
Asustek Computer, Inc.	87,000	1,536,237
Chunghwa Telecom Co. Ltd.	242,000	918,617
Compal Electronics, Inc.	1,816,000	1,993,509
eMemory Technology, Inc.	11,000	1,069,584
Evergreen Marine Corp. Taiwan Ltd.	349,000	2,211,302
Far EasTone Telecommunications Co. Ltd.	1,048,000	2,893,933
Fortune Electric Co. Ltd.	44,500	744,864
Global Unichip Corp.	32,000	1,196,260
Hon Hai Precision Industry Co. Ltd.	82,000	525,597
MediaTek, Inc.	50,000	1,946,408
Quanta Computer, Inc.	256,000	2,324,822
Realtek Semiconductor Corp.	203,000	2,978,510
Wan Hai Lines Ltd.	808,000	2,139,192
Wistron Corp.	125,000	420,146
Security	Shares	Value
Taiwan (continued)
WPG Holdings Ltd.	214,000	$ 486,222
Yang Ming Marine Transport Corp.	825,000	1,693,742
		27,786,136
United Kingdom — 1.6%
Auto Trader Group PLC(b)	277,142	2,992,438
London Stock Exchange Group PLC	41,622	5,641,273
Spirax Group PLC	29,222	2,439,173
		11,072,884
United States — 65.2%
Abbott Laboratories	4,666	528,984
AbbVie, Inc.	10,650	2,171,215
Adobe, Inc.(a)	9,879	4,722,952
Alnylam Pharmaceuticals, Inc.(a)	2,766	737,388
Alphabet, Inc., Class C	44,927	7,758,444
Altair Engineering, Inc., Class A(a)	57,766	6,007,086
Altria Group, Inc.	98,317	5,354,344
American Homes 4 Rent, Class A	16,758	590,552
American Water Works Co., Inc.	13,016	1,797,640
Amgen, Inc.	9,560	3,060,730
ANSYS, Inc.(a)	5,064	1,622,556
Aon PLC, Class A	11,092	4,069,322
Archer-Daniels-Midland Co.	7,557	417,222
Atlassian Corp., Class A(a)	5,487	1,034,519
Aura Biosciences, Inc.(a)	16,281	169,974
Avadel Pharmaceuticals PLC(a)	8,955	138,534
Axsome Therapeutics, Inc.(a)	1,422	126,601
Becton Dickinson & Co.	4,859	1,135,014
Berkshire Hathaway, Inc., Class B(a)	3,671	1,655,327
Biogen, Inc.(a)	10,288	1,790,112
BioMarin Pharmaceutical, Inc.(a)	29,314	1,931,499
Booking Holdings, Inc.	324	1,515,105
Bridgebio Pharma, Inc.(a)	3,478	81,420
Bristol-Myers Squibb Co.	28,428	1,585,430
Cadence Design Systems, Inc.(a)	27,032	7,464,076
Cardinal Health, Inc.	22,035	2,391,238
Carnival Corp.(a)	126,551	2,784,122
Cboe Global Markets, Inc.	8,905	1,901,841
Cencora, Inc.	4,133	942,655
Centene Corp.(a)	25,860	1,610,044
Cheniere Energy, Inc.	30,568	5,850,104
Chipotle Mexican Grill, Inc.(a)	53,292	2,972,095
Cigna Group	4,337	1,365,331
Cisco Systems, Inc.	105,245	5,764,269
CME Group, Inc., Class A	22,971	5,176,745
Colgate-Palmolive Co.	30,038	2,814,861
Consolidated Edison, Inc.	27,691	2,815,621
Costco Wholesale Corp.	3,992	3,489,727
Crown Castle, Inc.	6,624	712,014
Datadog, Inc., Class A(a)	17,363	2,178,015
Deckers Outdoor Corp.(a)	11,755	1,891,262
Devon Energy Corp.	21,021	813,092
Dexcom, Inc.(a)	35,782	2,521,915
Dollar General Corp.	34,681	2,775,867
Dollar Tree, Inc.(a)	8,818	569,996
Dominion Energy, Inc.	12,838	764,246
Domino’s Pizza, Inc.	4,949	2,047,550
DoorDash, Inc., Class A(a)	10,237	1,604,138
DraftKings, Inc., Class A(a)	55,646	1,965,417
DTE Energy Co.	7,010	870,782
Duke Energy Corp.	10,475	1,207,453
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock GA Disciplined Volatility Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
DuPont de Nemours, Inc.	19,433	$ 1,612,745
Electronic Arts, Inc.	14,768	2,227,753
Eli Lilly & Co.	1,205	999,837
Entegris, Inc.	11,131	1,165,527
Enterprise Products Partners LP	8,508	243,839
Erie Indemnity Co., Class A	1,871	839,780
Estee Lauder Cos., Inc., Class A	6,518	449,351
Eversource Energy	38,161	2,512,902
Expeditors International of Washington, Inc.	40,946	4,872,574
Experian PLC	77,520	3,783,426
FirstEnergy Corp.	61,141	2,557,528
Floor & Decor Holdings, Inc., Class A(a)	53,004	5,462,062
Fortinet, Inc.(a)	19,772	1,555,266
General Mills, Inc.	75,160	5,112,383
Gilead Sciences, Inc.	59,602	5,293,850
GoDaddy, Inc., Class A(a)	21,372	3,564,850
Healthpeak Properties, Inc.	86,601	1,944,192
Hormel Foods Corp.	129,411	3,953,506
HubSpot, Inc.(a)	2,824	1,566,727
IDEXX Laboratories, Inc.(a)	5,256	2,138,772
Incyte Corp.(a)	28,032	2,077,732
Insmed, Inc.(a)	1,222	82,216
Inspire Medical Systems, Inc.(a)	332	64,753
Intuit, Inc.	9,351	5,706,915
Intuitive Surgical, Inc.(a)	12,966	6,532,789
Johnson & Johnson	64,944	10,381,948
Kimberly-Clark Corp.	45,128	6,055,275
Kraft Heinz Co.	76,787	2,569,293
Labcorp Holdings, Inc.	5,738	1,309,813
Lam Research Corp.	9,136	679,262
Legend Biotech Corp., ADR(a)	1,567	70,546
Lennox International, Inc.	7,134	4,298,734
Lockheed Martin Corp.	10,634	5,806,696
LPL Financial Holdings, Inc.	3,940	1,111,789
Madrigal Pharmaceuticals, Inc.(a)	249	64,576
Manhattan Associates, Inc.(a)	5,444	1,433,732
Markel Group, Inc.(a)	535	824,975
MarketAxess Holdings, Inc.	5,296	1,532,768
Marsh & McLennan Cos., Inc.	3,667	800,286
Marvell Technology, Inc.	67,246	5,387,077
Masimo Corp.(a)	50,505	7,273,225
Mastercard, Inc., Class A	15,060	7,523,825
Match Group, Inc.(a)	22,277	802,640
McCormick & Co., Inc.	21,850	1,709,544
McKesson Corp.	13,907	6,961,705
Medtronic PLC	28,440	2,538,270
Merck & Co., Inc.	34,662	3,546,616
Meta Platforms, Inc., Class A	16,546	9,391,179
Microsoft Corp.(c)	40,153	16,316,172
Mondelez International, Inc., Class A	38,310	2,623,469
MongoDB, Inc., Class A(a)	1,616	436,966
Monolithic Power Systems, Inc.	787	597,569
Motorola Solutions, Inc.	22,094	9,927,939
MSCI, Inc., Class A	8,526	4,870,051
Natera, Inc.(a)	1,113	134,628
NetApp, Inc.	34,505	3,978,772
Netflix, Inc.(a)	5,251	3,969,914
Northrop Grumman Corp.	8,620	4,387,752
NVIDIA Corp.	16,983	2,254,663
Okta, Inc., Class A(a)	19,994	1,437,369
Omnicom Group, Inc.	7,982	806,182
PepsiCo, Inc.	3,684	611,839
Security	Shares	Value
United States (continued)
Pfizer, Inc.	3,298	$ 93,333
Philip Morris International, Inc.	12,453	1,652,513
PNC Financial Services Group, Inc.	15,695	2,954,898
Principal Financial Group, Inc.	10,473	862,975
Procter & Gamble Co.	51,052	8,432,769
Progressive Corp.	17,429	4,232,284
QUALCOMM, Inc.	25,827	4,203,861
Regeneron Pharmaceuticals, Inc.(a)	3,428	2,873,350
Republic Services, Inc.	3,818	755,964
ROBLOX Corp., Class A(a)	44,746	2,314,263
Rockwell Automation, Inc.	5,509	1,469,305
Roku, Inc., Class A(a)	6,042	387,171
Rollins, Inc.	38,967	1,836,904
Roper Technologies, Inc.	7,170	3,855,524
Royal Caribbean Cruises Ltd.	2,627	542,081
Royalty Pharma PLC, Class A	51,695	1,395,765
S&P Global, Inc.	17,816	8,558,094
Salesforce, Inc.	2,781	810,300
Samsara, Inc., Class A(a)	16,783	802,060
SBA Communications Corp.	2,071	475,232
Seagate Technology Holdings PLC	34,837	3,496,590
ServiceNow, Inc.(a)	1,582	1,475,990
Skyworks Solutions, Inc.	11,295	989,216
Snowflake, Inc., Class A(a)	8,149	935,668
State Street Corp.	51,366	4,766,765
Synchrony Financial	21,746	1,199,074
T Rowe Price Group, Inc.	30,220	3,319,969
Thermo Fisher Scientific, Inc.	12,329	6,735,579
TJX Cos., Inc.	56,847	6,425,416
T-Mobile U.S., Inc.	18,335	4,091,639
TransDigm Group, Inc.	4,551	5,926,767
Travelers Cos., Inc.	5,755	1,415,385
Twilio, Inc., Class A(a)	36,039	2,906,545
Tyson Foods, Inc., Class A	11,443	670,445
Ulta Beauty, Inc.(a)	5,244	1,934,931
United Therapeutics Corp.(a)	2,294	857,887
UnitedHealth Group, Inc.	8,365	4,722,042
Universal Health Services, Inc., Class B	9,944	2,031,659
Vaxcyte, Inc.(a)	554	58,918
Veeva Systems, Inc., Class A(a)	8,197	1,711,779
Ventas, Inc.	14,231	931,988
Verizon Communications, Inc.	201,210	8,476,977
Vertex Pharmaceuticals, Inc.(a)	10,865	5,171,523
Visa, Inc., Class A	22,156	6,421,917
W.R. Berkley Corp.	33,954	1,941,150
Walmart, Inc.	42,058	3,446,653
Walt Disney Co.	34,967	3,363,825
Warner Bros Discovery, Inc., Class A(a)	606	4,927
Waste Management, Inc.	20,362	4,395,138
Workday, Inc., Class A(a)	31,496	7,365,340
Zillow Group, Inc., Class C(a)	7,121	427,901
Zoetis, Inc., Class A	25,042	4,477,009
		468,620,038
Total Long-Term Investments — 98.9% (Cost: $656,855,972)		711,209,932

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock GA Disciplined Volatility Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.75%(d)(e)	7,050,921	$ 7,050,921
Total Short-Term Securities — 1.0% (Cost: $7,050,921)		7,050,921
Investments Sold Short
Common Stocks
Brazil — (0.2)%
NU Holdings Ltd.(a)	(97,168)	(1,466,265)
China — (0.0)%
Kanzhun Ltd., ADR	(3,190)	(46,415)
Ireland — (0.3)%
Smurfit WestRock PLC	(37,398)	(1,925,997)
United States — (0.8)%
Albemarle Corp.	(1,621)	(153,557)
APA Corp.	(35,842)	(845,871)
Charles River Laboratories International, Inc.(a)	(2,407)	(429,842)
Constellation Energy Corp.	(232)	(61,007)
Corebridge Financial, Inc.	(19,531)	(620,500)
Security	Shares	Value
United States (continued)
Enphase Energy, Inc.(a)	(14,756)	$ (1,225,338)
Lamb Weston Holdings, Inc.	(6,397)	(496,983)
Norfolk Southern Corp.	(2,556)	(640,099)
Palantir Technologies, Inc., Class A(a)	(5,401)	(224,466)
U-Haul Holding Co.	(764)	(52,151)
Walgreens Boots Alliance, Inc.	(127,601)	(1,207,105)
(5,956,919)
Total Investments Sold Short — (1.3)% (Proceeds: $(9,428,447))		(9,395,596)
Total Investments — 98.6% (Cost: $654,478,446)		708,865,257
Other Assets Less Liabilities — 1.4%		9,960,820
Net Assets — 100.0%		$ 718,826,077

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 21,173,836	$ —	$ (14,122,915)(a)	$ —	$ —	$ 7,050,921	7,050,921	$ 412,463	$ —

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,318,931	USD	1,431,478	Barclays Bank PLC	12/18/24	$ 5,871
HKD	123,203,534	USD	15,852,230	Citibank N.A.	12/18/24	7,836
INR	1,329,134,947	USD	15,765,884	Citibank N.A.	12/18/24	14,735
TWD	388,211,077	USD	12,202,140	Morgan Stanley & Co. International PLC	12/18/24	8,135
USD	5,629,155	CAD	7,637,564	JPMorgan Chase Bank N.A.	12/18/24	135,119
USD	12,077,433	DKK	81,329,504	Goldman Sachs International	12/18/24	190,303
USD	36,697,926	EUR	33,152,699	Bank of America N.A.	12/18/24	568,672
USD	1,156,431	GBP	882,864	JPMorgan Chase Bank N.A.	12/18/24	18,117
USD	13,676,781	GBP	10,449,785	Royal Bank of Canada	12/18/24	203,430
USD	2,458,844	JPY	363,769,430	JPMorgan Chase Bank N.A.	12/18/24	50,935
USD	1,429,796	SEK	14,756,738	Goldman Sachs International	12/18/24	41,575
						1,244,728
AUD	3,083,699	USD	2,074,796	Canadian Imperial Bank of Commerce	12/18/24	(44,542)
AUD	6,288,950	USD	4,193,920	Canadian Imperial Bank of Commerce	12/18/24	(53,384)
CHF	8,141,780	USD	9,720,369	Morgan Stanley & Co. International PLC	12/18/24	(245,787)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock GA Disciplined Volatility Equity Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	1,538,699	USD	1,715,888	JPMorgan Chase Bank N.A.	12/18/24	$ (39,039)
HKD	34,117,531	USD	4,396,859	Barclays Bank PLC	12/18/24	(4,888)
JPY	3,007,182,546	USD	21,403,585	Canadian Imperial Bank of Commerce	12/18/24	(1,498,058)
SEK	17,474,192	USD	1,721,846	Morgan Stanley & Co. International PLC	12/18/24	(77,984)
SGD	4,993,687	USD	3,846,695	Royal Bank of Canada	12/18/24	(57,546)
USD	4,640,226	DKK	31,867,449	Citibank N.A.	12/18/24	(17,524)
USD	375,848	MXN	7,651,070	UBS AG	12/18/24	(3,653)
						(2,042,405)
						$ (797,677)
OTC Total Return Swaps
Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)	Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Monthly	Citibank N.A.(b)	02/26/25 – 02/24/28	$(11,726,375)	$(1,848,504)(c)	$(13,690,878)	26.1%
	Monthly	JPMorgan Chase Bank N.A.(d)	02/10/25 – 02/18/25	(4,366,100)	1,932,222 (e)	(2,520,000)	10.8
					$83,718	$(16,210,878)

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $115,999 of net dividends and financing fees.
(e)	Amount includes $86,122 of net dividends and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
	(d)	(b)
Range: Benchmarks:	10-500 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)	15-2,000 basis points USD - 1D Overnight Bank Funding Rate (OBFR01)
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Citibank N.A. as of period end, termination dates 02/26/25 — 02/24/28:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
Coles Group Ltd.	210,417	$2,428,526	(17.7)%
Rio Tinto Ltd.	9,070	712,154	(5.2)
		3,140,680
Brazil
B3 SA - Brasil Bolsa Balcao	2,280,657	4,189,759	(30.6)
Banco do Brasil SA	487,947	2,222,430	(16.3)
BB Seguridade Participacoes SA	199,320	1,181,597	(8.6)
		7,593,786
Canada
Barrick Gold Corp.	35,917	694,169	(5.1)
Fairfax Financial Holdings Ltd.	2,808	3,489,455	(25.5)
Open Text Corp.	66,138	1,983,641	(14.5)
Power Corp. of Canada	52,534	1,660,518	(12.1)
Security	Shares	Value	% of Basket Value
Canada (continued)
Thomson Reuters Corp.	9,935	$1,626,233	(11.9)%
Toronto-Dominion Bank	22,082	1,220,707	(8.9)
		10,674,723
China
Prosus NV	15,081	635,587	(4.6)
Denmark
Carlsberg A/S	33,036	3,650,929	(26.7)
Novo Nordisk A/S	35,086	3,935,421	(28.7)
Vestas Wind Systems A/S	180,300	3,436,036	(25.1)
		11,022,386
Finland
Elisa OYJ	32,651	1,554,186	(11.4)
France
Carrefour SA	76,578	1,216,130	(8.9)
Dassault Aviation SA	4,048	817,345	(6.0)
Eurazeo SE	11,689	891,552	(6.5)
Orange SA	443,143	4,868,236	(35.5)
		7,793,263
Germany
Evonik Industries AG	184,867	4,074,317	(29.8)

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock GA Disciplined Volatility Equity Fund

Security	Shares	Value	% of Basket Value
Germany (continued)
Merck KGaA	3,364	$556,154	(4.1)%
Rheinmetall AG	2,859	1,471,914	(10.7)
RWE AG	36,302	1,176,533	(8.6)
		7,278,918
Mexico
Grupo Financiero Banorte SAB de CV	602,054	4,192,218	(30.6)
Wal-Mart de Mexico SAB de CV	362,364	996,390	(7.3)
		5,188,608
Netherlands
Koninklijke KPN NV	1,233,204	4,819,713	(35.2)
Wolters Kluwer NV	7,936	1,333,911	(9.7)
		6,153,624
Norway
Telenor ASA	334,803	4,111,915	(30.0)
South Africa
Nedbank Group Ltd.	42,860	722,105	(5.3)
Spain
Repsol SA	41,290	516,883	(3.8)
Sweden
Evolution AB	5,192	490,887	(3.6)
Telia Co. AB	663,007	1,928,242	(14.1)
		2,419,129
Switzerland
Banque Cantonale Vaudoise	14,074	1,402,433	(10.3)
Kuehne & Nagel International AG, Registered Shares	16,138	4,028,672	(29.4)
Logitech International SA	25,446	2,083,563	(15.2)
Novartis AG, Registered Shares	14,349	1,556,956	(11.4)
SGS SA	13,494	1,428,566	(10.4)
		10,500,190
United Kingdom
British American Tobacco PLC	53,163	1,859,062	(13.6)
J Sainsbury PLC	303,634	1,045,350	(7.6)
		2,904,412

Preferred Stocks
Brazil
Cia Energetica de Minas Gerais	829,798	1,632,065	(11.9)
Cia Paranaense de Energia - Copel	416,578	706,919	(5.2)
		2,338,984
Mexico
Cemex SAB de CV	2,764,186	1,456,034	(10.6)

Total Reference Entity — Long		86,005,413
Reference Entity — Short
Common Stocks
Belgium
D Ieteren Group	(17,738)	(3,840,220)	28.0
Brazil
Localiza Rent a Car SA	(5,113)	(37,165)	0.3
Security	Shares	Value	% of Basket Value
Brazil (continued)
Nu Holdings Ltd.	(151,501)	$(2,286,150)	16.7%
Sendas Distribuidora SA	(347,121)	(449,746)	3.3
		(2,773,061)
Canada
Air Canada	(140,945)	(1,910,175)	13.9
CAE Inc.	(54,942)	(966,767)	7.1
Canadian Pacific Kansas City Ltd.	(17,031)	(1,313,822)	9.6
		(4,190,764)
China
Alibaba Health Information Technology Ltd.	(1,136,000)	(574,495)	4.2
Beijing Enterprises Water Group Ltd.	(1,555,735)	(463,201)	3.4
C&D International Investment Group Ltd.	(161,515)	(305,408)	2.2
China International Capital Corp., Ltd.	(503,600)	(910,157)	6.6
China Railway Group Ltd.	(1,620,000)	(808,410)	5.9
Gcl Technology Holdings Ltd.	(8,873,000)	(1,959,222)	14.3
Kanzhun Ltd., ADR	(64,699)	(941,370)	6.9
Longfor Group Holdings Ltd.	(826,000)	(1,338,125)	9.8
Wharf Holdings, Ltd.	(567,000)	(1,606,537)	11.7
Wuxi Biologics Cayman Inc.	(597,000)	(1,268,268)	9.3
Xinyi Solar Holdings Ltd.	(2,298,000)	(1,178,567)	8.6
		(11,353,760)
Denmark
Zehnder Group AG	(9,591)	(1,107,209)	8.1
Finland
Neste OYJ	(31,604)	(507,434)	3.7
France
Sartorius Stedim Biotech	(2,551)	(511,738)	3.7
Teleperformance SE	(11,310)	(1,198,881)	8.8
		(1,710,619)
Germany
Siemens AG	(6,301)	(1,225,858)	9.0
Italy
DiaSorin SpA	(16,050)	(1,743,200)	12.7
Nexi SpA	(120,460)	(761,403)	5.6
		(2,504,603)
Japan
Advantest Corp.	(26,500)	(1,534,340)	11.2
MatsukiyoCocokara & Co.	(38,300)	(521,442)	3.8
Mitsubishi Heavy Industries Ltd.	(102,700)	(1,449,811)	10.6
Seven & i Holdings Co. Ltd.	(76,000)	(1,094,395)	8.0
SoftBank Group Corp.	(30,400)	(1,812,402)	13.2
SUMCO Corp.	(317,100)	(3,031,926)	22.2
		(9,444,316)
Mexico
Alfa SAB de CV	(3,682,419)	(2,668,486)	19.5
Grupo Carso SAB de CV	(185,560)	(1,115,706)	8.1
		(3,784,192)
Poland
ORLEN SA	(116,288)	(1,518,381)	11.1
South Korea
Delivery Hero SE, Class A	(13,285)	(563,976)	4.1
LG Energy Solution Ltd.	(2,040)	(598,679)	4.4
		(1,162,655)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock GA Disciplined Volatility Equity Fund

Security	Shares	Value	% of Basket Value
Spain
Grifols SA	(223,757)	$(2,511,728)	18.3%
Sweden
Beijer Ref AB, Class B	(108,449)	(1,633,633)	11.9
H & M Hennes & Mauritz AB	(28,593)	(426,244)	3.1
Husqvarna AB	(344,047)	(2,221,943)	16.2
Nibe Industrier AB	(109,480)	(530,818)	3.9
Volvo Car AB	(264,200)	(570,862)	4.2
		(5,383,500)
Switzerland
Sandoz Group AG	(19,987)	(911,173)	6.7
Swatch Group AG	(9,943)	(2,040,333)	14.9
		(2,951,506)
Taiwan
Lite-On Technology Corp., ADR	(134,000)	(420,063)	3.1
United Kingdom
Entain PLC	(101,281)	(974,070)	7.1
Rentokil Initial PLC	(92,445)	(463,683)	3.4
		(1,437,753)
United States
Air Products and Chemicals, Inc.	(2,697)	(837,499)	6.1
Albemarle Corp.	(36,586)	(3,465,792)	25.3
APA Corp.	(66,116)	(1,560,338)	11.4
Ares Management Corp., Class A	(12,732)	(2,134,902)	15.6
BRP, Inc.	(12,410)	(611,877)	4.5
Carlyle Group Inc/the	(34,832)	(1,742,645)	12.7
Celsius Holdings, Inc.	(20,839)	(626,837)	4.6
Charles River Laboratories International, Inc.	(4,130)	(737,535)	5.4
Charter Communications, Inc.	(9,626)	(3,153,574)	23.0
CNH Industrial NV	(56,268)	(631,890)	4.6
Constellation Energy Corp.	(2,553)	(671,337)	4.9
Enphase Energy, Inc.	(8,772)	(728,427)	5.3
FedEx Corp.	(11,415)	(3,125,998)	22.8
First Solar Inc.	(2,026)	(394,016)	2.9
GE HealthCare Technologies, Inc.	(18,675)	(1,631,261)	11.9
Knight-Swift Transportation Holdings, Inc.	(40,643)	(2,116,687)	15.5
Lamb Weston Holdings, Inc.	(39,439)	(3,064,016)	22.4
Norfolk Southern Corp.	(4,183)	(1,047,549)	7.6
Palantir Technologies, Inc., Class A	(19,801)	(822,930)	6.0
Parker-Hannifin Corp.	(1,140)	(722,840)	5.3
Rivian Automotive, Inc., Class A	(97,711)	(986,881)	7.2
Smurfit WestRock PLC	(49,461)	(2,547,241)	18.6
Southwest Airlines Co.	(44,465)	(1,359,740)	9.9
Super Micro Computer Inc.	(25,259)	(735,289)	5.4
Toro Co.	(10,329)	(831,278)	6.1
Security	Shares	Value	% of Basket Value
United States (continued)
U-Haul Holding Co.	(39,684)	$(2,708,830)	19.8%
Walgreens Boots Alliance, Inc.	(303,537)	(2,871,460)	21.0
(41,868,669)

Total Reference Entity — Short		(99,696,291)
Net Value of Reference Entity — Citibank N.A.		$(13,690,878)
The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of period end, termination dates 02/10/25 — 02/18/25:
Security	Shares	Value	% of Basket Value
Reference Entity — Long
Common Stocks
Australia
BHP Group Ltd.	94,533	$2,626,369	(104.2)%
Medibank Pvt Ltd.	2,059,888	4,841,112	(192.1)
Woolworths Group Ltd.	120,956	2,372,335	(94.2)
		9,839,816
Brazil
Ultrapar Participacoes SA	611,357	2,209,214	(87.7)
Canada
Alimentation Couche-Tard Inc.	13,091	682,686	(27.1)
Franco-Nevada Corp.	21,893	2,906,068	(115.3)
		3,588,754
Finland
Sampo Oyj, Class A	11,650	516,573	(20.5)
France
Edenred SE	61,883	2,001,460	(79.4)
La Francaise des Jeux SAEM	11,651	498,025	(19.8)
		2,499,485
Italy
Mediobanca Banca di Credito Finanziario SpA	38,895	641,661	(25.5)
Netherlands
Koninklijke Ahold Delhaize NV	105,172	3,467,489	(137.6)
Poland
Powszechny Zaklad Ubezpieczen SA	91,588	908,296	(36.0)
Saudi Arabia
Etihad Etisalat Co.	84,913	1,169,129	(46.4)
Jarir Marketing Co.	585,083	2,057,163	(81.6)
Saudi Arabian Oil Co.	319,631	2,295,927	(91.1)

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock GA Disciplined Volatility Equity Fund

Security	Shares	Value	% of Basket Value
Saudi Arabia (continued)
Saudi Awwal Bank	139,062	$1,251,741	(49.7)%
Saudi Telecom Co.	53,972	605,741	(24.0)
		7,379,701
South Africa
Discovery Ltd.	54,709	561,011	(22.3)
Spain
Banco Bilbao Vizcaya Argentaria SA	312,756	3,113,384	(123.5)
United States
Roche Holding AG	205	69,672	(2.8)

Preferred Stocks
Germany
Henkel AG & Co KGaA	15,437	1,336,735	(53.0)
Total Reference Entity — Long		36,131,791
Reference Entity — Short
Common Stocks
Australia
Dexus	(334,808)	(1,571,333)	62.3
Mineral Resources Ltd.	(150,085)	(3,856,796)	153.0
Pro Medicus Ltd.	(16,146)	(2,045,299)	81.2
SEEK Ltd.	(290,385)	(4,717,655)	187.2
Treasury Wine Estates Ltd.	(199,880)	(1,483,978)	58.9
WiseTech Global Ltd.	(33,497)	(2,571,838)	102.1
		(16,246,899)
Brazil
Atacadao SA	(269,489)	(349,162)	13.9
Cosan SA	(672,310)	(1,374,648)	54.5
Localiza Rent a Car SA	(258,218)	(1,876,926)	74.5
		(3,600,736)
Canada
Ivanhoe Mines Ltd., Class A	(56,364)	(745,259)	29.6
China
C&D International Investment Group Ltd.	(1,412,750)	(2,671,360)	106.0
China International Capital Corp., Ltd.	(78,000)	(140,969)	5.6
China National Building Material Co., Ltd.	(3,194,000)	(1,358,859)	53.9
Wharf Holdings, Ltd.	(10,000)	(28,334)	1.1
XPeng, Inc., Class A	(63,900)	(361,053)	14.4
		(4,560,575)
Security	Shares	Value	% of Basket Value
Denmark
Coloplast A/S	(11,157)	$(1,397,421)	55.5%
France
Alstom SA	(100,254)	(2,205,233)	87.5
Japan
SUMCO Corp.	(23,100)	(220,869)	8.8
Mexico
Alfa SAB de CV	(2,321,020)	(1,681,941)	66.7
South Africa
Impala Platinum Holdings Ltd.	(262,790)	(1,734,553)	68.8
Northam Platinum Holdings Ltd.	(155,854)	(1,151,180)	45.7
		(2,885,733)
South Korea
POSCO Future M Co. Ltd.	(3,852)	(618,643)	24.5
POSCO Holdings, Inc.	(2,269)	(546,719)	21.7
		(1,165,362)
Sweden
Beijer Ref AB, Class B	(42,679)	(642,900)	25.5
Nibe Industrier AB	(56,215)	(272,561)	10.8
Volvo Car AB	(434,785)	(939,447)	37.3
		(1,854,908)
Switzerland
Bachem Holding AG	(13,696)	(1,083,904)	43.0
Taiwan
Lite-On Technology Corp., ADR	(83,000)	(260,188)	10.3
United States
Albemarle Corp.	(1)	(95)	0.0
		(37,909,123)
Exchange Traded Funds
United States
SPDR S&P Biotech ETF	(7,654)	(742,668)	29.5
		(742,668)
Total Reference Entity — Short		(38,651,791)
Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$(2,520,000)
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$ —	$ —	$ 1,932,222	$ (1,848,504)
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock GA Disciplined Volatility Equity Fund

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	$ —	$ —	$ —	$ 1,244,728	$ —	$ —	$ 1,244,728
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	—	—	1,932,222	—	—	—	1,932,222
	$ —	$ —	$ 1,932,222	$ 1,244,728	$ —	$ —	$ 3,176,950
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	$ —	$ —	$ —	$ 2,042,405	$ —	$ —	$ 2,042,405
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	—	1,848,504	—	—	—	1,848,504
	$ —	$ —	$ 1,848,504	$ 2,042,405	$ —	$ —	$ 3,890,909
For the period ended October 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 60,667	$ —	$ —	$ —	$ 60,667
Forward foreign currency exchange contracts	—	—	—	35,160	—	—	35,160
Options purchased(a)	—	—	(58,545)	—	—	—	(58,545)
Options written	—	—	14,984	—	—	—	14,984
Swaps	—	—	(2,481,067)	—	—	—	(2,481,067)
	$ —	$ —	$ (2,463,961)	$ 35,160	$ —	$ —	$ (2,428,801)
Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$ —	$ —	$ —	$ (62,686)	$ —	$ —	$ (62,686)
Options purchased(b)	—	—	55,997	—	—	—	55,997
Options written	—	—	12,819	—	—	—	12,819
Swaps	—	—	443,951	—	—	—	443,951
	$ —	$ —	$ 512,767	$ (62,686)	$ —	$ —	$ 450,081

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$65,018,260
Average amounts sold — in USD	$83,449,483
Options:
Average value of option contracts purchased	$— (a)
Average value of option contracts written	$— (a)
Total return swaps:
Average notional value	$(18,668,926)

(a)	Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock GA Disciplined Volatility Equity Fund

Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Forward foreign currency exchange contracts	$ 1,244,728	$ 2,042,405
Swaps — OTC(a)	1,932,222	1,848,504
Total derivative assets and liabilities in the Statements of Assets and Liabilities	3,176,950	3,890,909
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—
Total derivative assets and liabilities subject to an MNA	$ 3,176,950	$ 3,890,909

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Consolidated Statements of Assets and Liabilities.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Bank of America N.A.	$ 568,672	$ —	$ —	$ —	$ 568,672
Barclays Bank PLC	5,871	(4,888)	—	—	983
Citibank N.A.	22,571	(22,571)	—	—	—
Goldman Sachs International	231,878	—	—	—	231,878
JPMorgan Chase Bank N.A.	2,136,393	(39,039)	—	(2,097,354)	—
Morgan Stanley & Co. International PLC	8,135	(8,135)	—	—	—
Royal Bank of Canada	203,430	(57,546)	—	—	145,884
	$ 3,176,950	$ (132,179)	$ —	$ (2,097,354)	$ 947,417

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Barclays Bank PLC	$ 4,888	$ (4,888)	$ —	$ —	$ —
Canadian Imperial Bank of Commerce	1,595,984	—	—	—	1,595,984
Citibank N.A.	1,866,028	(22,571)	—	—	1,843,457
JPMorgan Chase Bank N.A.	39,039	(39,039)	—	—	—
Morgan Stanley & Co. International PLC	323,771	(8,135)	—	—	315,636
Royal Bank of Canada	57,546	(57,546)	—	—	—
UBS AG	3,653	—	—	—	3,653
	$ 3,890,909	$ (132,179)	$ —	$ —	$ 3,758,730

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to counterparty in the event of default.
Consolidated Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock GA Disciplined Volatility Equity Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil	$ 803,893	$ —	$ —	$ 803,893
China	2,773,898	42,643,118	—	45,417,016
Denmark	141,734	12,164,421	—	12,306,155
France	—	10,766,829	—	10,766,829
Germany	—	4,452,969	—	4,452,969
Hong Kong	777,700	8,822,799	—	9,600,499
India	—	28,005,901	—	28,005,901
Indonesia	838,743	876,086	—	1,714,829
Ireland	—	1,888,355	—	1,888,355
Israel	259,672	—	—	259,672
Italy	58,513	6,826,691	—	6,885,204
Japan	1,000,000	63,001,158	—	64,001,158
Netherlands	282,362	6,249,378	—	6,531,740
Peru	2,933,007	—	—	2,933,007
Singapore	—	2,300,522	—	2,300,522
South Korea	—	3,838,305	—	3,838,305
Switzerland	—	2,024,820	—	2,024,820
Taiwan	—	27,786,136	—	27,786,136
United Kingdom	—	11,072,884	—	11,072,884
United States	464,836,612	3,783,426	—	468,620,038
Short-Term Securities
Money Market Funds	7,050,921	—	—	7,050,921
Liabilities
Investments
Investments Sold Short
Common Stocks	(9,395,596)	—	—	(9,395,596)
	$ 472,361,459	$ 236,503,798	$ —	$ 708,865,257
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ —	$ 1,932,222	$ —	$ 1,932,222
Foreign Currency Exchange Contracts	—	1,244,728	—	1,244,728
Liabilities
Equity Contracts	—	(1,848,504)	—	(1,848,504)
Foreign Currency Exchange Contracts	—	(2,042,405)	—	(2,042,405)
	$ —	$ (713,959)	$ —	$ (713,959)

(a)
Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
October 31, 2024
BlackRock GA Dynamic Equity Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 0.4%
Glencore PLC	812,773	$ 4,262,701
Canada — 1.6%
Cameco Corp.	134,008	6,997,898
Enbridge, Inc.	164,791	6,656,261
Suncor Energy, Inc.	156,870	5,921,706
		19,575,865
China — 1.1%
BYD Co. Ltd., Class H	157,500	5,688,680
Contemporary Amperex Technology Co. Ltd., Class A	97,500	3,381,147
Tencent Holdings Ltd.	71,500	3,728,160
		12,797,987
Denmark — 0.5%
DSV A/S	14,658	3,208,716
Novo Nordisk A/S, Class B	29,793	3,341,732
		6,550,448
France — 2.5%
Accor SA	117,040	5,309,775
Cie de Saint-Gobain SA	104,252	9,454,082
EssilorLuxottica SA	22,687	5,321,415
LVMH Moet Hennessy Louis Vuitton SE	15,592	10,379,911
		30,465,183
Germany — 0.6%
adidas AG, Class N	22,082	5,288,444
Deutsche Telekom AG, Class N, Registered Shares	82,092	2,481,930
		7,770,374
Hong Kong — 0.3%
AIA Group Ltd.	426,600	3,366,863
Italy — 2.1%
Intesa Sanpaolo SpA	3,348,485	14,331,545
UniCredit SpA	240,819	10,653,634
		24,985,179
Japan — 3.0%
Hoya Corp.	81,278	10,874,506
Keyence Corp.	19,900	8,983,125
Mitsubishi UFJ Financial Group, Inc.	606,100	6,388,436
Mitsui & Co. Ltd.	457,600	9,329,382
		35,575,449
Netherlands — 1.0%
ASML Holding NV	17,244	11,607,471
South Korea — 0.3%
SK Hynix, Inc.	25,590	3,350,085
Spain — 0.9%
Cellnex Telecom SA(a)	302,938	11,125,627
Switzerland — 0.3%
Galderma Group AG(b)	37,758	3,533,349
Taiwan — 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	226,000	7,087,243
United Arab Emirates — 0.0%
NMC Health PLC(b)(c)	504	—
United Kingdom — 3.0%
BAE Systems PLC	894,487	14,416,726
Security	Shares	Value
United Kingdom (continued)
Compass Group PLC	194,925	$ 6,330,465
National Grid PLC	653,630	8,207,076
RELX PLC	164,713	7,553,687
		36,507,954
United States — 72.7%
Adobe, Inc.(b)	27,432	13,114,690
Alphabet, Inc., Class C	189,433	32,713,185
Amazon.com, Inc.(b)(d)	220,499	41,101,014
American Tower Corp.	19,798	4,227,665
Apple, Inc.(d)	196,292	44,344,326
Applied Materials, Inc.	32,522	5,905,345
Autodesk, Inc.(b)	32,215	9,142,616
Bank of America Corp.	544,030	22,751,335
Boeing Co.(b)	13,120	1,958,947
Boston Scientific Corp.(b)	133,636	11,228,097
Broadcom, Inc.	87,029	14,774,913
Bunge Global SA	60,500	5,083,210
Capital One Financial Corp.	54,209	8,824,683
CF Industries Holdings, Inc.	90,051	7,404,894
Chevron Corp.	66,204	9,852,479
Chipotle Mexican Grill, Inc.(b)	80,388	4,483,239
Confluent, Inc., Class A(b)	315,475	8,255,981
Costco Wholesale Corp.	18,125	15,844,512
CRH PLC	132,513	12,645,716
D.R. Horton, Inc.	23,949	4,047,381
Danaher Corp.	60,427	14,844,497
Datadog, Inc., Class A(b)	37,175	4,663,232
Delta Air Lines, Inc.	168,781	9,657,649
Discover Financial Services	34,432	5,110,742
Eaton Corp. PLC	18,245	6,049,677
Edwards Lifesciences Corp.(b)	54,987	3,684,679
Eli Lilly & Co.	14,605	12,118,353
EQT Corp.	63,211	2,309,730
Estee Lauder Cos., Inc., Class A	40,689	2,805,100
Freeport-McMoRan, Inc.	213,791	9,624,871
Goldman Sachs Group, Inc.	31,725	16,426,888
Hess Corp.	22,526	3,029,296
Home Depot, Inc.	18,822	7,411,162
HubSpot, Inc.(b)	10,179	5,647,207
Ingersoll Rand, Inc.	71,494	6,863,424
Intuitive Surgical, Inc.(b)	21,000	10,580,640
JPMorgan Chase & Co.	120,376	26,713,842
Liberty Media Corp.-Liberty Live, Class C(b)	6,509	379,865
Live Nation Entertainment, Inc.(b)	51,458	6,027,790
Marsh & McLennan Cos., Inc.	82,188	17,936,709
Mastercard, Inc., Class A	40,407	20,186,933
Merck & Co., Inc.	95,066	9,727,153
Meta Platforms, Inc., Class A	46,942	26,643,340
Micron Technology, Inc.	93,117	9,279,109
Microsoft Corp.(d)	138,134	56,130,751
NextEra Energy, Inc.	161,291	12,782,312
Northrop Grumman Corp.	7,895	4,018,713
NVIDIA Corp.	356,230	47,293,095
Oracle Corp.	102,902	17,271,072
Palo Alto Networks, Inc.(b)	8,781	3,164,058
Progressive Corp.	68,167	16,552,993
Sanofi SA	70,473	7,447,570
Sempra	91,187	7,602,260
ServiceNow, Inc.(b)	10,095	9,418,534
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock GA Dynamic Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Shell PLC	463,703	$ 15,606,779
Shell PLC, ADR	25,693	1,735,562
Stryker Corp.	35,971	12,815,748
Tesla, Inc.(b)	26,491	6,618,776
TJX Cos., Inc.	158,510	17,916,385
Toll Brothers, Inc.	30,114	4,409,894
Trane Technologies PLC	35,522	13,148,823
Union Pacific Corp.	36,600	8,493,762
UnitedHealth Group, Inc.	42,325	23,892,462
Valero Energy Corp.	61,435	7,971,806
Visa, Inc., Class A	26,268	7,613,780
Vistra Corp.	45,729	5,714,296
Walmart, Inc.	270,293	22,150,511
Walt Disney Co.	74,237	7,141,599
Wells Fargo & Co.	241,431	15,673,700
Wynn Resorts Ltd.	26,036	2,499,977
		870,511,334
Total Common Stocks — 90.9% (Cost: $972,946,062)		1,089,073,112
Investment Companies
United States — 0.7%
iShares Biotechnology ETF(e)	5,800	813,683
iShares Core S&P Small-Cap ETF(e)	4,169	474,932
iShares MSCI China ETF(e)	19,824	976,332
SPDR Gold Shares(b)	22,758	5,769,381
SPDR S&P Homebuilders ETF	4,163	475,456
Total Investment Companies — 0.7% (Cost: $8,289,984)		8,509,784
Total Long-Term Investments — 91.6% (Cost: $981,236,046)		1,097,582,896
Security	Shares	Value
Short-Term Securities
Money Market Funds — 7.8%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.75%(e)(f)	93,250,792	$ 93,250,792
Total Short-Term Securities — 7.8% (Cost: $93,250,792)		93,250,792
Options Purchased — 0.4% (Cost: $7,375,537)		5,194,823
Total Investments Before Options Written — 99.8% (Cost: $1,081,862,375)		1,196,028,511
Options Written — (0.2)% (Premiums Received: $(2,570,777))		(2,250,178)
Total Investments, Net of Options Written — 99.6% (Cost: $1,079,291,598)		1,193,778,333
Other Assets Less Liabilities — 0.4%		4,316,207
Net Assets — 100.0%		$ 1,198,094,540

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/24	Shares Held at 10/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 56,778,198	$ 36,472,594 (a)	$ —	$ —	$ —	$ 93,250,792	93,250,792	$ 2,500,178	$ —
iShares Biotechnology ETF	—	829,890	—	—	(16,207)	813,683	5,800	1,163	—
iShares Core S&P Small-Cap ETF	—	484,690	—	—	(9,758)	474,932	4,169	2,146	—
iShares MSCI China ETF	830,031	—	—	—	146,301	976,332	19,824	3,777	—
				$ —	$ 120,336	$ 95,515,739		$ 2,507,264	$ —

(a)	Represents net amount purchased (sold).

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock GA Dynamic Equity Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NSE IFSC Nifty 50 Index	103	11/28/24	$ 5,010	$ (57,254)
Nikkei 225 Index	68	12/12/24	17,178	1,089,316
S&P/TSE 60 Index	4	12/19/24	832	9,997
E-mini Russell 2000 Index	50	12/20/24	5,522	(14,308)
				1,027,751
Short Contracts
CAC 40 Index	18	11/15/24	1,445	40,541
SPI 200 Index	4	12/19/24	534	4,868
NASDAQ 100 E-Mini Index	36	12/20/24	14,416	(116,266)
S&P 500 E-Mini Index	99	12/20/24	28,406	547,643
				476,786
				$ 1,504,537
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,025,122	CHF	1,694,319	Barclays Bank PLC	12/18/24	$ 53,445
USD	940,390	CNY	6,626,643	HSBC Bank PLC	12/18/24	3,904
USD	2,271,819	CNY	15,882,403	HSBC Bank PLC	12/18/24	27,298
USD	17,384,965	EUR	15,705,479	Bank of America N.A.	12/18/24	269,398
USD	6,104,381	EUR	5,577,937	HSBC Bank PLC	12/18/24	25,639
USD	2,990,356	GBP	2,282,953	JPMorgan Chase Bank N.A.	12/18/24	46,848
USD	1,552,197	HKD	12,041,529	Royal Bank of Canada	12/18/24	2,083
USD	1,769,173	KRW	2,365,260,757	HSBC Bank PLC	12/18/24	45,908
USD	1,566,464	TWD	49,521,731	BNP Paribas SA	12/18/24	8,874
						483,397
AUD	4,009,199	USD	2,764,174	Citibank N.A.	12/18/24	(124,587)
AUD	28,495,680	USD	19,003,193	Societe Generale	12/18/24	(242,129)
CAD	6,828,778	USD	5,037,454	Canadian Imperial Bank of Commerce	12/18/24	(125,213)
CAD	2,655,441	USD	1,926,796	JPMorgan Chase Bank N.A.	12/18/24	(16,621)
CAD	19,212,292	USD	14,159,471	Natwest Markets PLC	12/18/24	(339,224)
CAD	3,914,101	USD	2,908,778	UBS AG	12/18/24	(93,193)
CHF	21,101,952	USD	25,197,841	Morgan Stanley & Co. International PLC	12/18/24	(641,518)
CHF	2,133,876	USD	2,532,736	UBS AG	12/18/24	(49,547)
DKK	28,739,971	USD	4,267,679	Citibank N.A.	12/18/24	(67,042)
EUR	3,248,990	USD	3,599,463	Barclays Bank PLC	12/18/24	(58,769)
EUR	2,541,104	USD	2,836,447	Citibank N.A.	12/18/24	(67,195)
EUR	2,555,361	USD	2,849,623	JPMorgan Chase Bank N.A.	12/18/24	(64,834)
GBP	949,259	USD	1,259,411	JPMorgan Chase Bank N.A.	12/18/24	(35,491)
GBP	3,466,227	USD	4,536,012	Natwest Markets PLC	12/18/24	(66,859)
JPY	353,436,556	USD	2,442,371	Barclays Bank PLC	12/18/24	(102,858)
JPY	408,063,420	USD	2,877,167	JPMorgan Chase Bank N.A.	12/18/24	(176,061)
JPY	1,029,738,002	USD	7,411,623	JPMorgan Chase Bank N.A.	12/18/24	(595,449)
JPY	2,711,341,753	USD	19,298,930	Societe Generale	12/18/24	(1,351,670)
SEK	24,390,422	USD	2,384,941	Morgan Stanley & Co. International PLC	12/18/24	(90,443)
SEK	75,007,372	USD	7,266,634	Natwest Markets PLC	12/18/24	(210,413)
USD	5,426,854	HKD	42,174,424	HSBC Bank PLC	12/18/24	(2,285)
USD	4,792,102	TWD	152,460,720	Morgan Stanley & Co. International PLC	12/18/24	(3,195)
						(4,524,596)
						$ (4,041,199)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock GA Dynamic Equity Fund

Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SPDR S&P 500 ETF Trust	252	11/01/24	USD	580.00	USD	14,330	$ 2,394
SPDR S&P 500 ETF Trust	699	11/01/24	USD	585.00	USD	39,748	1,049
SPDR S&P 500 ETF Trust	1,072	11/01/24	USD	590.00	USD	60,958	21,440
InvesCo QQQ Trust, Series 1	214	11/04/24	USD	500.00	USD	10,354	4,815
InvesCo QQQ Trust, Series 1	272	11/08/24	USD	495.00	USD	13,161	113,424
SPDR S&P 500 ETF Trust	212	11/08/24	USD	592.00	USD	12,055	14,734
SPDR S&P 500 ETF Trust	380	11/08/24	USD	580.00	USD	21,608	132,620
Apple, Inc.	606	11/15/24	USD	225.00	USD	13,690	433,290
Edwards Lifesciences Corp.	268	11/15/24	USD	72.50	USD	1,796	21,440
Humana, Inc.	43	11/15/24	USD	395.00	USD	1,109	968
Mastercard, Inc., Class A	23	11/15/24	USD	510.00	USD	1,149	14,203
Meta Platforms, Inc., Class A	160	11/15/24	USD	590.00	USD	9,081	141,600
Micron Technology, Inc.	799	11/15/24	USD	115.00	USD	7,962	32,759
Oracle Corp.	92	11/15/24	USD	180.00	USD	1,544	6,762
SPDR Gold Shares	254	11/15/24	USD	255.00	USD	6,439	95,250
SPDR Gold Shares	920	11/22/24	USD	255.00	USD	23,323	400,200
Apple, Inc.	246	11/29/24	USD	245.00	USD	5,557	35,916
SPDR Gold Shares	496	11/29/24	USD	255.00	USD	12,574	240,560
Amazon.com, Inc.	487	12/20/24	USD	200.00	USD	9,078	267,850
iShares China Large-Cap ETF	1,286	12/20/24	USD	38.00	USD	4,059	37,294
Meta Platforms, Inc., Class A	160	12/20/24	USD	600.00	USD	9,081	257,600
NVIDIA Corp.	288	12/20/24	USD	120.00	USD	3,823	549,360
NVIDIA Corp.	1,487	12/20/24	USD	140.00	USD	19,741	1,312,277
SPDR Gold Shares	338	12/20/24	USD	250.00	USD	8,569	316,875
Shell PLC, ADR	354	01/17/25	USD	67.50	USD	2,391	92,925
SPDR Gold Shares	647	01/17/25	USD	260.00	USD	16,402	391,435
							4,939,040
Put
SPDR S&P 500 ETF Trust	309	11/15/24	USD	560.00	USD	17,571	186,790
							$ 5,125,830
OTC Options Purchased
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Nifty 50 Monthly Index	Morgan Stanley & Co. International PLC	152	03/27/25	USD	26,000.00	USD	59	$ 59,437
Put
S&P 500 Index	UBS AG	383	11/15/24	USD	5,450.00	USD	2,185	9,556
								$ 68,993
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
InvesCo QQQ Trust, Series 1	214	11/04/24	USD	510.00	USD	10,354	$ (642)
InvesCo QQQ Trust, Series 1	272	11/08/24	USD	510.00	USD	13,161	(20,672)
Alphabet, Inc., Class C	35	11/15/24	USD	180.00	USD	604	(5,758)
Amazon.com, Inc.	326	11/15/24	USD	205.00	USD	6,077	(71,231)
Apple, Inc.	606	11/15/24	USD	245.00	USD	13,690	(52,419)
Autodesk, Inc.	7	11/15/24	USD	290.00	USD	199	(2,800)
Delta Air Lines, Inc.	29	11/15/24	USD	55.00	USD	166	(9,570)
Goldman Sachs Group, Inc.	7	11/15/24	USD	540.00	USD	362	(4,253)
JPMorgan Chase & Co.	17	11/15/24	USD	230.00	USD	377	(3,842)
NVIDIA Corp.	288	11/15/24	USD	135.00	USD	3,823	(137,520)
SPDR Gold Shares	254	11/15/24	USD	270.00	USD	6,439	(9,144)
Trane Technologies PLC	7	11/15/24	USD	440.00	USD	259	(945)

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock GA Dynamic Equity Fund

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Vista Energy Corp.	13	11/15/24	USD	150.00	USD	162	$ (2,438)
Walt Disney Co.	14	11/15/24	USD	105.00	USD	135	(1,659)
Wells Fargo & Co.	55	11/15/24	USD	60.00	USD	357	(30,525)
SPDR Gold Shares	920	11/22/24	USD	265.00	USD	23,323	(114,540)
SPDR Gold Shares	496	11/29/24	USD	270.00	USD	12,574	(41,912)
Alphabet, Inc., Class C	69	12/20/24	USD	190.00	USD	1,192	(11,557)
Amazon.com, Inc.	487	12/20/24	USD	230.00	USD	9,078	(36,038)
Apple, Inc.	50	12/20/24	USD	255.00	USD	1,130	(5,375)
Autodesk, Inc.	14	12/20/24	USD	310.00	USD	397	(6,510)
Cameco Corp.	78	12/20/24	USD	60.00	USD	407	(11,505)
Chevron Corp.	36	12/20/24	USD	165.00	USD	536	(3,312)
Delta Air Lines, Inc.	59	12/20/24	USD	55.00	USD	338	(28,762)
Goldman Sachs Group, Inc.	13	12/20/24	USD	570.00	USD	673	(5,135)
iShares China Large-Cap ETF	1,286	12/20/24	USD	42.00	USD	4,059	(14,789)
JPMorgan Chase & Co.	33	12/20/24	USD	240.00	USD	732	(7,244)
JPMorgan Chase & Co.	92	12/20/24	USD	245.00	USD	2,042	(12,558)
Mastercard, Inc., Class A	16	12/20/24	USD	540.00	USD	799	(4,696)
Meta Platforms, Inc., Class A	10	12/20/24	USD	650.00	USD	568	(5,300)
Meta Platforms, Inc., Class A	160	12/20/24	USD	700.00	USD	9,081	(26,720)
NVIDIA Corp.	264	12/20/24	USD	150.00	USD	3,505	(141,240)
NVIDIA Corp.	1,637	12/20/24	USD	160.00	USD	21,733	(544,302)
NVIDIA Corp.	470	12/20/24	USD	170.00	USD	6,240	(93,295)
Oracle Corp.	45	12/20/24	USD	190.00	USD	755	(11,318)
Oracle Corp.	162	12/20/24	USD	195.00	USD	2,719	(27,864)
SPDR Gold Shares	338	12/20/24	USD	270.00	USD	8,569	(62,361)
Tesla, Inc.	48	12/20/24	USD	320.00	USD	1,199	(14,616)
Vista Energy Corp.	27	12/20/24	USD	150.00	USD	337	(12,690)
Walmart, Inc.	104	12/20/24	USD	90.00	USD	852	(9,308)
Walt Disney Co.	28	12/20/24	USD	105.00	USD	269	(5,964)
Wells Fargo & Co.	108	12/20/24	USD	62.50	USD	701	(46,440)
SPDR Gold Shares	647	01/17/25	USD	285.00	USD	16,402	(68,258)
							(1,727,027)
Put
InvesCo QQQ Trust, Series 1	272	11/08/24	USD	455.00	USD	13,161	(33,320)
Micron Technology, Inc.	799	11/15/24	USD	95.00	USD	7,962	(169,787)
SPDR S&P 500 ETF Trust	618	11/15/24	USD	480.00	USD	35,142	(32,445)
Apple, Inc.	123	11/29/24	USD	210.00	USD	2,779	(30,258)
Amazon.com, Inc.	366	12/20/24	USD	160.00	USD	6,822	(69,540)
iShares China Large-Cap ETF	210	12/20/24	USD	30.00	USD	663	(21,210)
Meta Platforms, Inc., Class A	160	12/20/24	USD	470.00	USD	9,081	(45,760)
NVIDIA Corp.	150	12/20/24	USD	100.00	USD	1,991	(20,250)
Freeport-McMoRan, Inc.	573	01/17/25	USD	40.00	USD	2,580	(64,176)
Shell PLC, ADR	354	01/17/25	USD	57.50	USD	2,391	(10,620)
							(497,366)
							$ (2,224,393)
OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
Nifty 50 Monthly Index	Morgan Stanley & Co. International PLC	152	03/27/25	USD	22,000.00	USD	26	$ (25,785)
Balances Reported in the Statements of Assets and Liabilities for Options Written
Description	Swap Premiums Paid	Swap Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	$ N/A	$ N/A	$ 663,811	$ (343,212)	$ (2,250,178)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock GA Dynamic Equity Fund

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 1,692,365	$ —	$ —	$ —	$ 1,692,365
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	483,397	—	—	483,397
Options purchased Investments at value — unaffiliated(b)	—	—	5,194,823	—	—	—	5,194,823
	$ —	$ —	$ 6,887,188	$ 483,397	$ —	$ —	$ 7,370,585
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 187,828	$ —	$ —	$ —	$ 187,828
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	4,524,596	—	—	4,524,596
Options written Options written at value	—	—	2,250,178	—	—	—	2,250,178
	$ —	$ —	$ 2,438,006	$ 4,524,596	$ —	$ —	$ 6,962,602

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets
and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

(b)	Includes options purchased at value as reported in the Schedule of Investments.
For the period ended October 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 3,898,117	$ —	$ —	$ —	$ 3,898,117
Forward foreign currency exchange contracts	—	—	—	2,568,756	—	—	2,568,756
Options purchased(a)	—	—	(1,346,173)	—	—	—	(1,346,173)
Options written	—	—	3,391,286	—	—	—	3,391,286
Swaps	—	—	10,307	—	—	—	10,307
	$ —	$ —	$ 5,953,537	$ 2,568,756	$ —	$ —	$ 8,522,293
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 2,158,097	$ —	$ —	$ —	$ 2,158,097
Forward foreign currency exchange contracts	—	—	—	(4,311,723)	—	—	(4,311,723)
Options purchased(b)	—	—	(1,546,450)	—	—	—	(1,546,450)
Options written	—	—	222,415	—	—	—	222,415
Swaps	—	—	(14,384)	—	—	—	(14,384)
	$ —	$ —	$ 819,678	$ (4,311,723)	$ —	$ —	$ (3,492,045)

(a)	Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock GA Dynamic Equity Fund

Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$48,739,271
Average notional value of contracts — short	$28,079,505
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$41,471,333
Average amounts sold — in USD	$107,383,184
Options:
Average value of option contracts purchased	$5,302,455
Average value of option contracts written	$2,235,921
Total return swaps:
Average notional value	$— (a)

(a)	Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 1,017,104	$ 298,127
Forward foreign currency exchange contracts	483,397	4,524,596
Options	5,194,823	2,250,178
Total derivative assets and liabilities in the Statements of Assets and Liabilities	6,695,324	7,072,901
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(6,142,934)	(2,522,520)
Total derivative assets and liabilities subject to an MNA	$ 552,390	$ 4,550,381
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets(b)(c)
Bank of America N.A.	$ 269,398	$ —	$ —	$ —	$ 269,398
Barclays Bank PLC	53,445	(53,445)	—	—	—
BNP Paribas SA	8,874	—	—	—	8,874
HSBC Bank PLC	102,749	(2,285)	—	—	100,464
JPMorgan Chase Bank N.A.	46,848	(46,848)	—	—	—
Morgan Stanley & Co. International PLC	59,437	(59,437)	—	—	—
Royal Bank of Canada	2,083	—	—	—	2,083
UBS AG	9,556	(9,556)	—	—	—
	$ 552,390	$ (171,571)	$ —	$ —	$ 380,819

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities(b)(d)
Barclays Bank PLC	$ 161,627	$ (53,445)	$ —	$ —	$ 108,182
Canadian Imperial Bank of Commerce	125,213	—	—	—	125,213
Citibank N.A.	258,824	—	—	—	258,824
HSBC Bank PLC	2,285	(2,285)	—	—	—
JPMorgan Chase Bank N.A.	888,456	(46,848)	—	—	841,608
Morgan Stanley & Co. International PLC	760,941	(59,437)	—	—	701,504
Natwest Markets PLC	616,496	—	—	—	616,496
Schedule of Investments

Schedule of Investments (unaudited)(continued)
October 31, 2024
BlackRock GA Dynamic Equity Fund

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities(b)(d)
Societe Generale	$ 1,593,799	$ —	$ —	$ —	$ 1,593,799
UBS AG	142,740	(9,556)	—	—	133,184
	$ 4,550,381	$ (171,571)	$ —	$ —	$ 4,378,810

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount represents the net amount payable due to counterparty in the event of default. Net amount may be offset further by the options written receivable/payable on the Statements of Assets and Liabilities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$ —	$ 4,262,701	$ —	$ 4,262,701
Canada	19,575,865	—	—	19,575,865
China	—	12,797,987	—	12,797,987
Denmark	—	6,550,448	—	6,550,448
France	—	30,465,183	—	30,465,183
Germany	—	7,770,374	—	7,770,374
Hong Kong	—	3,366,863	—	3,366,863
Italy	—	24,985,179	—	24,985,179
Japan	—	35,575,449	—	35,575,449
Netherlands	—	11,607,471	—	11,607,471
South Korea	—	3,350,085	—	3,350,085
Spain	—	11,125,627	—	11,125,627
Switzerland	3,533,349	—	—	3,533,349
Taiwan	—	7,087,243	—	7,087,243
United Arab Emirates	—	—	—	—
United Kingdom	—	36,507,954	—	36,507,954
United States	847,456,985	23,054,349	—	870,511,334
Investment Companies	8,509,784	—	—	8,509,784
Short-Term Securities
Money Market Funds	93,250,792	—	—	93,250,792
Options Purchased
Equity Contracts	5,125,830	68,993	—	5,194,823
	$ 977,452,605	$ 218,575,906	$ —	$ 1,196,028,511
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 557,640	$ 1,134,725	$ —	$ 1,692,365
Foreign Currency Exchange Contracts	—	483,397	—	483,397
Liabilities
Equity Contracts	(2,354,967)	(83,039)	—	(2,438,006)
Foreign Currency Exchange Contracts	—	(4,524,596)	—	(4,524,596)
	$ (1,797,327)	$ (2,989,513)	$ —	$ (4,786,840)

(a)
Derivative financial instruments are futures contracts, forward foreign currency exchange contracts and options written. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)
October 31, 2024

	BlackRock GA Disciplined Volatility Equity Fund(a)	BlackRock GA Dynamic Equity Fund
ASSETS
Investments, at value — unaffiliated(b)	$ 711,209,932	$ 1,100,512,772
Investments, at value — affiliated(c)	7,050,921	95,515,739
Cash	—	143,900
Cash pledged:
Collateral — OTC derivatives	7,130,000	—
Futures contracts	—	4,201,000
Foreign currency, at value(d)	919,454	1,755,511
Receivables:
Investments sold	8,938,712	4,503,941
Options written	—	57,540
Swaps	4,510,287	—
Capital shares sold	4,486,016	3,268,157
Dividends — unaffiliated	1,035,141	597,338
Dividends — affiliated	37,011	459,091
Variation margin on futures contracts	—	1,017,104
Unrealized appreciation on:
Forward foreign currency exchange contracts	1,244,728	483,397
OTC swaps	1,932,222	—
Prepaid expenses	53,512	65,817
Total assets	748,547,936	1,212,581,307
LIABILITIES
Investments sold short, at value(e)	9,395,596	—
Bank overdraft	260,766	—
Options written, at value(f)	—	2,250,178
Payables:
Investments purchased	5,959,698	5,260,692
Swaps	8,566,178	—
Accounting services fees	32,386	28,453
Capital shares redeemed	1,035,731	1,006,970
Custodian fees	129,291	112,638
Deferred foreign capital gain tax	50,187	—
Dividends on short sales	3,093	—
Foreign taxes	7,428	—
Investment advisory fees	243,262	395,787
Trustees’ and Officer’s fees	1,267	565
Recoupment of past waived fees	—	11
Options written	—	397,833
Other accrued expenses	10,312	13,631
Professional fees	55,478	60,062
Transfer agent fees	80,277	137,224
Variation margin on futures contracts	—	298,127
Statements of Assets and Liabilities

Statements of Assets and Liabilities (unaudited) (continued)
October 31, 2024
	BlackRock GA Disciplined Volatility Equity Fund(a)	BlackRock GA Dynamic Equity Fund
Unrealized depreciation on:
Forward foreign currency exchange contracts	$ 2,042,405	$ 4,524,596
OTC swaps	1,848,504	—
Total liabilities	29,721,859	14,486,767
Commitments and contingent liabilities
NET ASSETS	$ 718,826,077	$ 1,198,094,540
NET ASSETS CONSIST OF
Paid-in capital	$ 653,829,903	$ 1,081,928,801
Accumulated earnings	64,996,174	116,165,739
NET ASSETS	$ 718,826,077	$ 1,198,094,540
(a) Consolidated Statement of Assets and Liabilities.
(b) Investments, at cost—unaffiliated	$656,855,972	$986,235,423
(c) Investments, at cost—affiliated	$7,050,921	$95,626,952
(d) Foreign currency, at cost	$925,931	$1,757,790
(e) Proceeds received from investments sold short	$9,428,447	$—
(f) Premiums received	$—	$2,570,777

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited) (continued)
October 31, 2024

	BlackRock GA Disciplined Volatility Equity Fund(a)	BlackRock GA Dynamic Equity Fund
NET ASSET VALUE
Institutional
Net assets	$ 718,479,547	$ 1,197,746,432
Shares outstanding	50,176,234	72,831,299
Net asset value	$ 14.32	$ 16.45
Shares authorized	Unlimited	Unlimited
Par value	$0.01	$0.01
Class K
Net assets	$ 346,530	$ 348,108
Shares outstanding	24,162	21,141
Net asset value	$ 14.34	$ 16.47
Shares authorized	Unlimited	Unlimited
Par value	$0.01	$0.01
(a) Consolidated Statement of Assets and Liabilities.
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Operations (unaudited)
Six Months Ended October 31, 2024

	BlackRock GA Disciplined Volatility Equity Fund(a)	BlackRock GA Dynamic Equity Fund
INVESTMENT INCOME
Dividends — unaffiliated	$5,734,651	$5,792,731
Dividends — affiliated	412,463	2,507,264
Interest — unaffiliated	—	76,982
Foreign taxes withheld	(301,643)	(306,133)
Total investment income	5,845,471	8,070,844
EXPENSES
Investment advisory	1,193,332	1,929,584
Transfer agent — class specific	293,386	470,218
Registration	76,728	106,121
Custodian	74,785	60,135
Accounting services	61,883	72,481
Professional	31,069	33,028
Printing and postage	13,064	12,543
Trustees and Officer	4,907	5,888
Recoupment of past waived and/or reimbursed fees — class specific	—	11
Miscellaneous	11,658	10,068
Total expenses excluding dividend expense and interest expense	1,760,812	2,700,077
Dividends expense — unaffiliated	3,093	—
Interest expense — unaffiliated	834	5,585
Total expenses	1,764,739	2,705,662
Less:
Fees waived and/or reimbursed by the Manager	(21,406)	(40,176)
Transfer agent fees waived and/or reimbursed by the Manager — class specific	(98,629)	(55,681)
Total expenses after fees waived and/or reimbursed	1,644,704	2,609,805
Net investment income	4,200,767	5,461,039
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(b)	12,645,435	(7,321,761)
Forward foreign currency exchange contracts	35,160	2,568,756
Foreign currency transactions	(50,150)	94,033
Futures contracts	60,667	3,898,117
Options written	14,984	3,391,286
Swaps	(2,481,067)	10,307
	10,225,029	2,640,738
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(c)	26,341,147	61,182,985
Investments — affiliated	—	120,336
Forward foreign currency exchange contracts	(62,686)	(4,311,723)
Foreign currency translations	(35,878)	12,062
Futures contracts	—	2,158,097
Options written	12,819	222,415
Short sales — unaffiliated	32,851	—
Swaps	443,951	(14,384)
	26,732,204	59,369,788
Net realized and unrealized gain	36,957,233	62,010,526
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$41,158,000	$67,471,565
(a) Consolidated Statement of Operations.
(b) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(258,888)	$—
(c) Net of reduction in deferred foreign capital gain tax of	$209,236	$—
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	BlackRock GA Disciplined Volatility Equity Fund(a)		BlackRock GA Dynamic Equity Fund
	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$4,200,767	$3,642,341	$5,461,039	$4,701,336
Net realized gain	10,225,029	8,929,180	2,640,738	8,721,901
Net change in unrealized appreciation (depreciation)	26,732,204	18,983,275	59,369,788	45,523,015
Net increase in net assets resulting from operations	41,158,000	31,554,796	67,471,565	58,946,252
DISTRIBUTIONS TO SHAREHOLDERS(b)
Institutional	(4,034,353)	(6,181,485)	(8,587,877)	(3,016,886)
Class K	(2,375)	(7,384)	(3,204)	(3,166)
Decrease in net assets resulting from distributions to shareholders	(4,036,728)	(6,188,869)	(8,591,081)	(3,020,052)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	245,270,812	302,064,106	461,325,853	477,545,505
NET ASSETS
Total increase in net assets	282,392,084	327,430,033	520,206,337	533,471,705
Beginning of period	436,433,993	109,003,960	677,888,203	144,416,498
End of period	$718,826,077	$436,433,993	$1,198,094,540	$677,888,203

(a)	Consolidated Statement of Changes in Net Assets.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock GA Disciplined Volatility Equity Fund
	Institutional
	Six Months Ended 10/31/24(a) (unaudited)	Year Ended 04/30/24(a)	Year Ended 04/30/23(a)	Year Ended 04/30/22(a)	Period from 11/01/20 to 04/30/21(a)	Year Ended 10/31/20(a)	Period from 11/30/18(b) to 10/31/19

Net asset value, beginning of period	$13.30	$12.13	$11.66	$12.84	$10.90	$11.20	$10.31
Net investment income(c)	0.10	0.19	0.17	0.12	0.07	0.16	0.23
Net realized and unrealized gain (loss)	1.02	1.28	0.69	(0.49)	2.06	0.01	0.91
Net increase (decrease) from investment operations	1.12	1.47	0.86	(0.37)	2.13	0.17	1.14
Distributions(d)
From net investment income	—	(0.30)	(0.39)	(0.08)	(0.06)	(0.32)	(0.25)
From net realized gain	(0.10)	—	—	(0.73)	(0.13)	(0.15)	—
Total distributions	(0.10)	(0.30)	(0.39)	(0.81)	(0.19)	(0.47)	(0.25)
Net asset value, end of period	$14.32	$13.30	$12.13	$11.66	$12.84	$10.90	$11.20
Total Return(e)
Based on net asset value	8.42%(f)	12.24%	7.67%	(3.35)%	19.67%(f)	1.56%	11.22%(f)
Ratios to Average Net Assets(g)
Total expenses	0.59%(h)	0.69%	1.00%	1.37%	5.18%(h)(i)	5.27%	6.39%(h)(j)
Total expenses after fees waived and/or reimbursed	0.55%(h)	0.55%	0.55%	0.55%	0.55%(h)	0.54%	0.55%(h)
Net investment income	1.41%(h)	1.47%	1.46%	0.99%	1.12%(h)	1.51%	2.39%(h)
Supplemental Data
Net assets, end of period (000)	$718,480	$436,115	$108,719	$53,758	$97	$78	$33
Portfolio turnover rate	83%(k)	169%(k)	252%(k)	121%	57%	125%	125%

(a)	Consolidated Financial Highlights.
(b)	Commencement of operations.
(c)	Based on average shares outstanding.
(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Audit and printing were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 6.46%.
(j)	Includes non-recurring expenses of offering costs. Without these costs, total expenses would have been 5.55%.
(k)	Excludes underlying investments in total return swaps.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock GA Disciplined Volatility Equity Fund (continued)
	Class K
	Six Months Ended 10/31/24(a) (unaudited)	Year Ended 04/30/24(a)	Year Ended 04/30/23(a)	Year Ended 04/30/22(a)	Period from 11/01/20 to 04/30/21(a)	Year Ended 10/31/20(a)	Year Ended 10/31/19

Net asset value, beginning of period	$13.31	$12.14	$11.67	$12.85	$10.91	$11.21	$9.97
Net investment income(b)	0.11	0.22	0.19	0.14	0.07	0.17	0.25
Net realized and unrealized gain (loss)	1.02	1.25	0.67	(0.51)	2.06	0.01	1.24
Net increase (decrease) from investment operations	1.13	1.47	0.86	(0.37)	2.13	0.18	1.49
Distributions(c)
From net investment income	—	(0.30)	(0.39)	(0.08)	(0.06)	(0.33)	(0.25)
From net realized gain	(0.10)	—	—	(0.73)	(0.13)	(0.15)	—
Total distributions	(0.10)	(0.30)	(0.39)	(0.81)	(0.19)	(0.48)	(0.25)
Net asset value, end of period	$14.34	$13.31	$12.14	$11.67	$12.85	$10.91	$11.21
Total Return(d)
Based on net asset value	8.50%(e)	12.27%	7.71%	(3.32)%	19.68%(e)	1.60%	15.12%
Ratios to Average Net Assets(f)
Total expenses	0.49%(g)	0.61%	0.93%	2.82%	4.99%(g)(h)	4.86%	5.66%
Total expenses after fees waived and/or reimbursed	0.49%(g)	0.50%	0.50%	0.50%	0.50%(g)	0.50%	0.50%
Net investment income	1.57%(g)	1.76%	1.69%	1.10%	1.21%(g)	1.56%	2.35%
Supplemental Data
Net assets, end of period (000)	$347	$319	$285	$6,672	$6,901	$5,765	$5,674
Portfolio turnover rate	83%(i)	169%(i)	252%(i)	121%	57%	125%	125%

(a)	Consolidated Financial Highlights.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit and printing were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 6.26%.
(i)	Excludes underlying investments in total return swaps.
See notes to financial statements.
Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock GA Dynamic Equity Fund
	Institutional
	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Period from 11/01/20 to 04/30/21	Year Ended 10/31/20	Period from 11/30/18(a) to 10/31/19

Net asset value, beginning of period	$15.24	$13.14	$12.68	$15.33	$11.73	$10.92	$10.32
Net investment income(b)	0.09	0.20	0.19	0.14	0.06	0.11	0.17
Net realized and unrealized gain (loss)	1.27	2.04	0.35	(1.40)	3.63	0.80	0.81
Net increase (decrease) from investment operations	1.36	2.24	0.54	(1.26)	3.69	0.91	0.98
Distributions(c)
From net investment income	(0.06)	(0.14)	(0.08)	(0.14)	(0.09)	(0.10)	(0.23)
From net realized gain	(0.09)	—	—	(1.25)	—	—	(0.15)
Total distributions	(0.15)	(0.14)	(0.08)	(1.39)	(0.09)	(0.10)	(0.38)
Net asset value, end of period	$16.45	$15.24	$13.14	$12.68	$15.33	$11.73	$10.92
Total Return(d)
Based on net asset value	8.94%(e)	17.11%	4.34%	(9.33)%	31.58%(e)	8.35%	9.97%(e)
Ratios to Average Net Assets(f)
Total expenses	0.56%(g)	0.64%	0.99%	1.49%	5.34%(g)(h)	5.92%	7.07%(g)(i)
Total expenses after fees waived and/or reimbursed	0.54%(g)	0.55%	0.55%	0.55%	0.55%(g)	0.54%	0.54%(g)
Net investment income	1.13%(g)	1.40%	1.49%	1.01%	0.88%(g)	1.01%	1.83%(g)
Supplemental Data
Net assets, end of period (000)	$1,197,746	$677,569	$144,144	$49,823	$121	$88	$34
Portfolio turnover rate	40%(j)	74%(j)	65%(j)	66%(j)	32%(j)	73%(j)	74%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Audit and printing were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 6.48%.
(i)	Includes non-recurring expenses of offering costs. Without these costs, total expenses would have been 6.21%.
(j)	Excludes underlying investments in total return swaps.
See notes to financial statements.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock GA Dynamic Equity Fund (continued)
	Class K
	Six Months Ended 10/31/24 (unaudited)	Year Ended 04/30/24	Year Ended 04/30/23	Year Ended 04/30/22	Period from 11/01/20 to 04/30/21	Year Ended 10/31/20	Year Ended 10/31/19

Net asset value, beginning of period	$15.26	$13.15	$12.69	$15.34	$11.74	$10.92	$10.17
Net investment income(a)	0.11	0.21	0.19	0.14	0.06	0.12	0.19
Net realized and unrealized gain (loss)	1.25	2.04	0.36	(1.40)	3.64	0.80	0.94
Net increase (decrease) from investment operations	1.36	2.25	0.55	(1.26)	3.70	0.92	1.13
Distributions(b)
From net investment income	(0.06)	(0.14)	(0.09)	(0.14)	(0.10)	(0.10)	(0.23)
From net realized gain	(0.09)	—	—	(1.25)	—	—	(0.15)
Total distributions	(0.15)	(0.14)	(0.09)	(1.39)	(0.10)	(0.10)	(0.38)
Net asset value, end of period	$16.47	$15.26	$13.15	$12.69	$15.34	$11.74	$10.92
Total Return(c)
Based on net asset value	8.94%(d)	17.22%	4.38%	(9.29)%	31.59%(d)	8.49%	11.58%
Ratios to Average Net Assets(e)
Total expenses	0.47%(f)(g)	0.56%	1.04%	2.83%	5.15%(g)(h)	5.50%	6.24%
Total expenses after fees waived and/or reimbursed	0.46%(g)	0.50%	0.50%	0.50%	0.50%(g)	0.50%	0.50%
Net investment income	1.28%(g)	1.54%	1.55%	0.94%	0.93%(g)	1.05%	1.85%
Supplemental Data
Net assets, end of period (000)	$348	$320	$273	$7,142	$7,875	$5,984	$5,517
Portfolio turnover rate	40%(i)	74%(i)	65%(i)	66%(i)	32%(i)	73%(i)	74%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees for the period ended October 31, 2024, the expense ratio would have been 0.46%.

(g)	Annualized.
(h)	Audit and printing were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 6.28%.
(i)	Excludes underlying investments in total return swaps.
See notes to financial statements.
Financial Highlights

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
Managed Account Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Delaware statutory trust.  The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Fund Name	Herein Referred To As	Diversification Classification
BlackRock GA Disciplined Volatility Equity Fund	GA Disciplined Volatility Equity	Diversified
BlackRock GA Dynamic Equity Fund	GA Dynamic Equity	Diversified
Each Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions.  Institutional and Class K Shares are sold only to certain eligible investors.
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional and Class K Shares	No	No	None
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
Basis of Consolidation: The accompanying consolidated financial statements of GA Disciplined Volatility Equity include the account of Cayman GA Disciplined Volatility Equity Fund, Ltd. (the “Cayman Subsidiary”), which is a wholly-owned subsidiary of GA Disciplined Volatility Equity and primarily invests in commodity-related instruments. The Cayman Subsidiary enables GA Disciplined Volatility Equity to hold these commodity-related instruments and satisfy regulated investment company tax requirements. GA Disciplined Volatility Equity may invest up to 25% of its total assets in the Cayman Subsidiary. The net assets of the Cayman Subsidiary as of period end were $124,815, which is less than 0.1% of GA Disciplined Volatility Equity’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. During the six months ended October 31, 2024, there were no transactions in the Cayman Subsidiary. The Cayman Subsidiary is subject to the same investment policies and restrictions that apply to GA Disciplined Volatility Equity, except that the Cayman Subsidiary may invest without limitation in commodity-related instruments.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.  Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.  Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of October 31, 2024, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Bank Overdraft: The Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Distributions:  Distributions paid by the Funds are recorded on the ex-dividend dates.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Net income and realized gains from investments held by the Cayman Subsidiary are treated as ordinary income for tax purposes. If a net loss is realized by the Cayman Subsidiary in any taxable year, the loss will generally not be available to offset the Funds’ ordinary income and/or capital gains for that year.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances. For financial reporting purposes, custodian credits, if any, are included in interest income in the  Statements of Operations.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Fund’s Manager  as the valuation designee for each Fund.  Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
•Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
•Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
•Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”).  Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value – unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of  Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements  of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of  Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
•Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Funds and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements  of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds.  Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty,  each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
	Investment Advisory Fees
Average Daily Net Assets	GA Disciplined Volatility Equity	GA Dynamic Equity
First $1 billion	0.40%	0.40%
$1 billion — $3 billion	0.38	0.38
$3 billion — $5 billion	0.36	0.36
$5 billion — $10 billion	0.35	0.35
Greater than $10 billion	0.34	0.34
The Manager provides investment management and other services to the Cayman Subsidiary. The Manager does not receive separate compensation from the Cayman Subsidiary for providing investment management or administrative services. However, GA Disciplined Volatility Equity pays the Manager based on the Fund’s net assets,  which includes the assets of the Cayman Subsidiary.
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the six months ended October 31, 2024, the Funds did not pay any amounts to affiliates in return for these services.
For the six months ended October 31, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Fund Name	Institutional	Total
GA Disciplined Volatility Equity	$ 293,386	$ 293,386
GA Dynamic Equity	470,218	470,218
Expense Limitations, Waivers, Reimbursements, and Recoupments:  With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver") through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act ("Independent Trustees"), or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended October 31, 2024, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
GA Disciplined Volatility Equity	$ 6,338
GA Dynamic Equity	37,176
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund.  For the six months ended October 31, 2024, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
GA Dynamic Equity	$ 3,000
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Fund Name	Institutional	Class K
GA Disciplined Volatility Equity	0.55%	0.50%
GA Dynamic Equity	0.55	0.50
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund.  For the six months ended October 31, 2024, amounts included in the Statements of Operations were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Manager
GA Disciplined Volatility Equity	$ 15,068
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager — class specific in the Statements of Operations. For the six months ended October 31, 2024, class specific expense waivers and/or reimbursements were as follows:
	Transfer Agent Fees Waived and/or Reimbursed by the Manager - Class Specific
Fund Name	Institutional	Total
GA Disciplined Volatility Equity	$ 98,629	$ 98,629
GA Dynamic Equity	55,681	55,681
With respect to the contractual expense limitation, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective June 1, 2024, the repayment arrangement between each Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under each Fund’s contractual caps on net expenses was terminated.
The following fund level and class specific waivers and/or reimbursements previously recorded by the Funds, which were subject to recoupment by the Manager, expired on June 1, 2024:
Expired
Fund Name/Fund Level/Share Class	06/01/24
GA Disciplined Volatility Equity
Fund Level	$ 551,833
Institutional	168,081
Class K	19
GA Dynamic Equity
Fund Level	458,886
Institutional	195,065
Class K	23
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended October 31, 2024, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trusts are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trusts’ Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

7.
 PURCHASES AND SALES
For the six months ended October 31, 2024, purchases and sales of investments, excluding short-term securities, were as follows:
Fund Name	Purchases	Sales
GA Disciplined Volatility Equity	$ 734,360,846	$ 473,871,811
GA Dynamic Equity	763,667,821	338,304,946
8.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds’ NAV.
As of April 30, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:
Fund Name	Qualified Late-Year Ordinary Losses
GA Disciplined Volatility Equity	$ (1,559,334)
As of October 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Fund Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
GA Disciplined Volatility Equity	$ 666,085,763	$ 73,733,801	$ (22,239,819)	$ 51,493,982
GA Dynamic Equity	1,085,762,541	132,943,913	(24,894,006)	108,049,907
9.
BANK BORROWINGS
The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2025 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the six months ended October 31, 2024, the Funds did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.  Each Fund’s prospectus provides details of the risks to which each Fund is subject.
Valuation Risk:    The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments.  An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded options purchased and exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

11.
 CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Six Months Ended 10/31/24		Year Ended 04/30/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
GA Disciplined Volatility Equity
Institutional
Shares sold	24,723,656	$ 349,203,533	29,738,416	$ 376,433,517
Shares issued in reinvestment of distributions	289,616	4,034,353	490,107	6,181,183
Shares redeemed	(7,636,249)	(107,968,854)	(6,392,124)	(80,557,724)
	17,377,023	$ 245,269,032	23,836,399	$ 302,056,976
Class K
Shares sold	6,461	$ 93,921	4,869	$ 60,277
Shares issued in reinvestment of distributions	170	2,375	586	7,383
Shares redeemed	(6,461)	(94,516)	(4,893)	(60,530)
	170	$ 1,780	562	$ 7,130
	17,377,193	$ 245,270,812	23,836,961	$ 302,064,106

	Six Months Ended 10/31/24		Year Ended 04/30/24
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
GA Dynamic Equity
Institutional
Shares sold	33,512,294	$ 545,320,089	38,225,836	$ 545,765,276
Shares issued in reinvestment of distributions	528,807	8,587,829	212,682	3,016,721
Shares redeemed	(5,664,026)	(92,585,269)	(4,952,231)	(71,239,815)
	28,377,075	$ 461,322,649	33,486,287	$ 477,542,182
Class K
Shares sold	—	$ —	5,211	$ 72,074
Shares issued in reinvestment of distributions	197	3,204	224	3,166
Shares redeemed	—	—	(5,226)	(71,917)
	197	$ 3,204	209	$ 3,323
	28,377,272	$ 461,325,853	33,486,496	$ 477,545,505
As of October 31, 2024, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
Fund Name	Class K
GA Disciplined Volatility Equity	23,247
GA Dynamic Equity	20,962
12.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Funds.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 537-4942 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent
State Street Bank and Trust Company
Boston, MA 02114
Custodian
Brown Brothers Harriman & Co.
Boston, MA 02109
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Additional Information (continued)

Fund and Service Providers (continued)
Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of the Funds
100 Bellevue Parkway
Wilmington, DE 19809
Additional Information

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of Managed Account Series (the “Trust”) met on April 16, 2024 (the “April Meeting”) and May 16-17, 2024 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Trust, on behalf of BlackRock GA Disciplined Volatility Equity Fund (“Disciplined Volatility Equity Fund”) and BlackRock GA Dynamic Equity Fund (“Dynamic Equity Fund”) (each a “Fund” and collectively, the “Funds”), and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), each Fund’s investment advisor.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreement for each Fund on an annual basis. The Board members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, each of which extended over a two-day period, as well as additional ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also had an additional one-day meeting to consider specific information regarding the renewal of the Agreement. In considering the renewal of the Agreement, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, an applicable benchmark, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as available; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreement. The Independent Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Funds; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Funds; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement (continued)

A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third-parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers, including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Funds, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board considered the operation of BlackRock’s business continuity plans.
B. The Investment Performance of the Funds
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting. In preparation for the April Meeting, the Board was provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2023, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and the performance of the Fund as compared with its benchmark. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
In evaluating performance, the Board focused particular attention on funds with less favorable performance records. The Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for each of the one-, three- and five-year periods reported, Disciplined Volatility Equity Fund outperformed its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
The Board noted that for each of the one-, three- and five-year periods reported, Dynamic Equity Fund underperformed its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s underperformance relative to its benchmark during the applicable periods. The Board was informed that, among other things, underperformance was driven by positions in certain technology and communication services companies. The equity market’s gains were predominantly driven by a few large-cap stocks, known as the "Magnificent Seven." The Fund had a larger absolute exposure in the benchmark but was underweight in some of these key stocks, which adversely affected its performance. The Board and BlackRock discussed BlackRock’s strategy for improving the Fund’s investment performance. Discussions covered topics such as performance attribution, the Fund’s investment personnel, and the resources appropriate to support the Fund’s investment processes.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Funds
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The
Disclosure of Investment Advisory Agreement

Disclosure of Investment Advisory Agreement (continued)

Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2023 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at the individual fund level is difficult.
The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Funds, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that each of Disciplined Volatility Equity Fund’s and Dynamic Equity Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the pertinent Fund’s Expense Peers.
The Board also noted that each Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on each Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Funds increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structures, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2025. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and, in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

2024 BlackRock Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in this Report

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	United States Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s
SAB	Special Assessment Bonds
SCA	Societe en Commandite par Actions
SPDR	Standard & Poor’s Depository Receipt
Glossary of Terms Used in This Report

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940

Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed Account Series

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date: December 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Managed Account Series

Date: December 20, 2024

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
Managed Account Series

Date: December 20, 2024